united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 12/31

Date of reporting period: 12/31/20

Item 1. Reports to Stockholders.

Annual Report

December 31, 2020

TOPS® Aggressive Growth ETF Portfolio

TOPS® Balanced ETF Portfolio

TOPS® Conservative ETF Portfolio

TOPS® Growth ETF Portfolio

TOPS® Moderate Growth ETF Portfolio

Each a series of the Northern Lights Variable Trust

Distributed by Northern Lights Distributors, LLC

Member FINRA

A Message from the TOPS® Portfolio Management Team

End of Year 2020 Market Commentary

“The New Normal”

Market returns were strong for 2020, but the path to those gains was quite different from every prior year experienced by any investor alive today. The year began with a high probability of a continuation of the “old normal”, but that was derailed by the COVID-19 pandemic. Governments around the globe instituted an unprecedented economic shutdown, causing the steepest and quickest plunge into recession ever recorded.

Fortunately, markets recovered quickly from the initial steep decline at the pandemic’s beginning. Trillions of dollars of financial aid (the CARES Act), trillions of dollars of liquidity provided by the Federal Reserve and the easing of the lockdowns helped spark the quick market recovery. While US Gross Domestic Product (GDP) is expected to shrink roughly -4% for the full year, the Q3 bounce from the depths of the recession was sharp and the economic recovery appeared to be carrying positive momentum through year end.

While it seems like much longer than 12 months ago, the “old normal” was chugging along to start the year calmly. In January 2020, the impeachment proceedings concluded as expected, and the political focus shifted to the Democratic presidential primaries. However, COVID fear gripped the markets in February-March 2020 and the incredibly steep plummet in prices ended the record-long 11-year S&P 500 Bull Market. No one knew what the impetus would be to kill the long running bull market, but worldwide pandemic was not on too many people’s short list of probable causes. A reminder that markets are never certain, and it is important to carry out a disciplined investment strategy.

Along with the financial stimulus measures mentioned earlier, during the recovery markets were further sparked by the eventual nomination of Joe Biden (rather than a candidate from the progressive arm of the Democratic party), the economic rebound and the amazingly rapid development of COVID vaccines and treatments.

Despite the pandemic’s horrific human costs in terms of lives and livelihoods, the stock market looked through to the economic recovery, gained new heights as the year ended and finished with above-average annual returns. Bond markets were very strong in the spring and although returns flattened out after that, solid full year returns were achieved. As a result, the TOPS portfolios earned a wide range of positive returns for Q4, more than offsetting earlier COVID related losses. The more aggressive TOPS portfolios (higher equity allocations) were aided by the resurgence of diversified market leadership during the fourth quarter, as we discuss below.

We continue to note all TOPS portfolio returns for the trailing three-year, five-year and ten-year timeframes remain well into positive territory.

After discussing Q4 and full year 2020 financial market results, we will compare three perspectives of “Normal” scenarios:

●	The Old Normal (pre COVID-19)

●	The Abnormal (2020)

●	The New Normal (post COVID-19)

Fourth Quarter and Calendar Year Market Review

Most stock market indexes retreated in October and then advanced sharply to new highs in November and December. Perhaps a trend change is underway, as both the S&P MidCap and S&P SmallCap indexes rose in October, despite downward overall market pressure, and continued to dramatically outperform the large cap S&P 500 through yearend. Overall, the quarter was very strong, as nearly all the equity indexes representing an ETF in the TOPS portfolios recorded double-digit percentage gains.

The Q4 story was one of strength from asset classes which diversify portfolio risk, led by S&P SmallCap’s spectacular +31.3% and S&P MidCap’s +24.4%. U.S. Dollar weakness helped international equities, with MSCI Emerging Markets +19.7% and MSCI EAFE (developed international) +16.0%. S&P GSSI NA Natural Resources is another diversifier that was strong in Q4 at +18.9%. Of course, we were happy to see our largest allocation – the S&P 500 – recording another sharp gain of +12.1% for Q4. Another possible harbinger of trend change saw S&P Value +14.5% beat S&P Growth +10.7%.

For the full year, large cap domestic growth once again dominated as S&P 500 Growth shot up +33.5%, pushing the S&P 500 to +18.4%. S&P 500 Value lagged far behind at +1.4%. MSCI Emerging Markets was the strongest of the diversifiers at +18.3% and S&P MidCap +13.7% and S&P SmallCap +11.3% also contributed to TOPS portfolio performance. The Q4 rallies in Natural Resources and REITS were not enough to allow those sectors to record positive full year returns.

Most bond market sectors had positive returns for Q4, although significantly less dynamic than stocks. The various Barclays US Treasury indexes were basically flat. More economically sensitive diversifying asset classes performed better, led by JP Morgan Emerging Markets Bond Index at +9.7%, Solactive USD High Yield Corporates at +5.9%, and iBoxx USD Liquid Investment Grade Index +3.5%.

Full year bond market returns were above average, as reflected by Barclays US Aggregate Bond +7.5% and Barclays US TIPS +11.0%. As with equities, the diversifiers were not quite as strong, except iBoxx USD Liquid Investment Grade Index +11.3%. Most of the bond indexes underlying TOPS portfolio holdings reported total returns in the mid-single-digits.

The Old Normal (pre COVID)

A year ago, the Old Normal looked likely to continue into 2020. We define the Old Normal as slow but steady GDP growth, low unemployment, low inflation, low interest rates, low bond yields, the Fed on the sidelines, moderate earnings (EPS) growth, relatively high stock valuations, US large cap leadership, and politics/election year volatility.

The Old Normal resulted in the longest run of low inflation, uninterrupted US GDP growth in history. The multi-decade bond bull market (i.e., lower bond yields) looked like it would never end. The growth of the economy, along with low inflation, abetted EPS growth. Low interest rates across the yield curve made equities more valuable, so the record-long equities bull market was the final product of the Old Normal.

The Abnormal (2020)

The introductory paragraphs for this Commentary clearly describe the sudden end of the Old Normal. Many measures of economic data, sentiment surveys, politics and financial market returns make a strong case for 2020 as the most volatile year in modern history. Although it turned into a good year for the TOPS portfolios, we can only hope that 2020 remains The Abnormal, rather than the prototype of a New Normal.

It is important to note, however, that the abnormal 2020 provided a great example of the dynamic nature of the TOPS Portfolios. As investors asked us throughout the year, “how are things going”, we were pleased to be able to say, “the investments are doing what they are supposed to in this type of environment.” We did not see any of the underlying TOPS positions experience fundamental breakdowns or severe disappointments, as we did see with some other managers in the marketplace.

The New Normal (post COVID)

While we are fairly certain the developing New Normal will not exactly duplicate the Old Normal, we recognize the slow growth economic pattern could return (at least after the initial COVID recovery phase is over). Aging demographics for the developed world will likely continue to lead to a glut of savings seeking safe havens. Two factors to watch closely are globalization and digitization. If supply chain safety is more highly valued, reshoring could lead to more demand for domestic labor and shift the balance of power toward workers from corporations, thus lowering profit margins. However, this might be offset by digitization of working, education and life in general, thus reducing the need for workplace, educational and retail real estate, among other things.

Many people worry a New Normal will include resurgent inflation. We believe one reason the massive monetary and fiscal stimulus policies and packages have not caused sizable inflation thus far is that the economy was basically shut down. The savings rate shot up to 33% and the stimulus dollars were stuck in the financial system. Inflation may pick up when those savings are spent to satisfy pent-up demand as economies fully reopen. Some would argue that Q3-Q4 asset price gains represent inflation, but that might also be explained by the expected recovery of the real economy.

An additional obvious inflation risk is that the Fed has clearly stated it would like to see higher inflation and history suggests they will have a very difficult time in controlling inflation if it begins to rise. Combined with a Congress that lacks discipline, the risk of excessive monetary and fiscal stimulus cannot be understated. On the other hand, globalization and aging populations could be structurally deflationary.

In short, the Old Normal seems unlikely to return. The COVID-19 pandemic is not even over yet, and virus mutations or failure to achieve herd immunity could lead to spikes in deaths and fresh economic closing restrictions. If the worst-case virus scenario plays out, the resultant disruption to businesses and consumers would eventually have to apply negative pressure on financial markets.

For now, the market has broadened into diversifying areas, such as smaller stocks, value, international and natural resources. The strong Q4 advance was clearly led by the areas that had been lagging large cap domestic growth stocks. If we see consistently better economic data in 2021, it may justify a continuation of this rotation into the former laggards. Will that become the New Normal?

While we cannot predict the exact shape of the New Normal, we can rely upon the capabilities and experience of both the TOPS portfolio team and the experts we consult. TOPS portfolios are structured to participate if the financial markets continue to rise and are diversified to reduce risk should the New Normal lead to continued stock market volatility.

The MSCI EAFE® Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. As of June 2007 the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

The MSCI Emerging Markets Index is a free float-adjusted, market capitalization-weighted index designed to measure the combined equity market performance of the materials sector of emerging markets countries. Component securities include those of chemical companies, construction materials companies, containers and packaging companies, metals and mining companies, and paper and forest products companies.

The S&P 500 Value Index represents the value companies of the S&P 500 Index.

The S&P Growth Index represents the growth companies of the S&P 500 Index.

The JP Morgan Emerging Markets Bond Index is a benchmark index that measures the bond performance of emerging countries and their respective corporate organizations.

The Solactive USD High Yield Corporate Index is a rules-based, market value weighted index engineered to mirror the performance of high yield rated corporate bonds issued in USD.

The iBoxx USD Liquid Investment Grade Index is designed to provide a balanced representation of the USD investment grade corporate market and to meet the investors demand for a USD denominated, highly liquid and representative investment grade corporate index.

The S&P 500® Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks.

The S&P MidCap 400® measures the mid-cap segment of the U.S. equity market. The index is designed to be an investable portfolio of companies that meet specific inclusion criteria to ensure that they are liquid and financially viable.

The S&P SmallCap 600® measures the small cap segment of the U.S. equity market. The index is designed to be an investable portfolio of companies that meet specific inclusion criteria to ensure that they are liquid and financially viable.

The Barclays Capital Aggregate Bond Index is weighted according to market capitalization, which means the securities represented in the index are weighted according to the market size of the bond category. Treasury securities, mortgage-backed securities (MBS) foreign bonds, government agency bonds and corporate bonds are some of the categories included in the index. The bonds represented are medium term with an average maturity of about 4.57 years. In all, the index represents about 8,200 fixed-income securities with a total value of approximately $15 trillion (about 43% of the total U.S. bond market).

The Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index includes all publicly issued, U.S. Treasury inflation-protected securities that have at least one year remaining to maturity, are rated investment grade, and have $250 million or more of outstanding face value.

You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges. Past Performance is no guarantee of future results. Past performance does not guarantee future results, and current performance may be lower or higher than the data quoted.

2110-NLD-1/27/2021

TOPS® Aggressive Growth ETF Portfolio
Portfolio Review (Unaudited)
December 31, 2020

Average Annual Total Return through December 31, 2020*, as compared to its benchmark:

	One	Five	Performance	Performance	Performance
	Year	Year	Since Inception**	Since Inception***	Since Inception****
Aggressive Growth ETF Portfolio
Class 1	12.92%	11.75%	8.47%	N/A	N/A
Class 2	12.68%	11.46%	8.24%	N/A	N/A
Investor Class	12.34%	10.84%	N/A	8.50%	N/A
Service Class	12.68%	NA	NA	N/A	12.10%
S&P 500 Total Return Index *****	18.40%	15.22%	13.50%	13.40%	17.89%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares. Per the fee table in the most recent prospectus, the Portfolio’s total annual operating expense ratios including acquired fund fees and expenses for Class 1, Class 2, Investor Class, and Service Class are 0.33%, 0.58%, 0.83%, and 0.63%, respectively. For performance information current to the most recent month-end, please call 1-855-572-5945.

**	Class 1 and Class 2’s inception date was April 26, 2011.

***	Investor Class inception date was July 22, 2015.

****	Service Class inception date was April 30, 2019.

*****	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Portfolio’s returns, the Index does not reflect any fees or expenses.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class as of December 31, 2020	% of Net Assets
Equity Funds	98.2%
Other Assets and Liabilities - net/Short-Term Investments	1.8%
100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed listing of the Portfolio’s holdings.

TOPS® Balanced ETF Portfolio
Portfolio Review (Unaudited)
December 31, 2020

Average Annual Total Return through December 31, 2020*, as compared to its benchmark:

	One	Five	Performance	Performance	Performance
	Year	Year	Since Inception**	Since Inception***	Since Inception****
Balanced ETF Portfolio
Class 1	8.62%	7.53%	5.79%	N/A	N/A
Class 2	8.40%	7.26%	5.45%	N/A	N/A
Investor Class	8.09%	6.96%	N/A	5.64%	N/A
Service Class	8.40%	N/A	N/A	N/A	8.73%
S&P 500 Total Return Index *****	18.40%	15.22%	13.50%	13.40%	17.89%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares. Per the fee table in the most recent prospectus, the Portfolio’s total annual operating expense ratios including acquired fund fees and expenses for Class 1, Class 2, Investor Class and Service Class are 0.34%, 0.59%, 0.84%, and 0.64%, respectively. For performance information current to the most recent month-end, please call 1-855-572-5945.

**	Class 1 and Class 2’s inception date was April 26, 2011.

***	Investor Class inception date was July 22, 2015.

****	Service Class inception date was April 30, 2019.

****	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Portfolio’s returns, the Index does not reflect any fees or expenses.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class as of December 31, 2020	% of Net Assets
Equity Funds	51.0%
Debt Funds	48.8%
Other Assets and Liabilities - net/Short-Term Investments	0.2%
100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed listing of the Portfolio’s holdings.

TOPS® Conservative ETF Portfolio
Portfolio Review (Unaudited)
December 31, 2020

Average Annual Total Return through December 31, 2020*, as compared to its benchmark:

	One	Five	Performance	Performance	Performance
	Year	Year	Since Inception**	Since Inception***	Since Inception****
Conservative ETF Portfolio
Class 1	7.23%	5.90%	4.53%	N/A	N/A
Class 2	7.04%	5.64%	4.28%	N/A	N/A
Investor Class	6.68%	5.45%	N/A	4.47%	N/A
Service Class	7.04%	N/A	N/A	N/A	7.21%
S&P 500 Total Return Index *****	18.40%	15.22%	13.50%	13.40%	17.89%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares. Per the fee table in the most recent prospectus, the Portfolio’s total annual operating expense ratios including acquired fund fees and expenses for Class 1, Class 2, Investor Class, and Service Class are 0.40%, 0.65%, 0.90%, and 0.70%, respectively. For performance information current to the most recent month-end, please call 1-855-572-5945.

**	Class 1 and Class 2’s inception date was April 26, 2011.

***	Investor Class inception date was July 22, 2015.

****	Service Class inception date was April 30, 2019.

*****	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Portfolio’s returns, the Index does not reflect any fees or expenses.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class as of December 31, 2020	% of Net Assets
Debt Funds	67.8%
Equity Funds	30.2%
Other Assets and Liabilities - net/Short-Term Investments	2.0%
100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed listing of the Portfolio’s holdings.

TOPS® Growth ETF Portfolio
Portfolio Review (Unaudited)
December 31, 2020

Average Annual Total Return through December 31, 2020*, as compared to its benchmark:

	One	Five	Performance	Performance	Performance
	Year	Year	Since Inception**	Since Inception***	Since Inception****
Growth ETF Portfolio
Class 1	11.92%	10.76%	8.58%	N/A	N/A
Class 2	11.67%	10.50%	8.27%	N/A	N/A
Investor Class	11.36%	9.94%	N/A	7.74%	N/A
Service Class	11.67%	N/A	N/A	N/A	11.34%
S&P 500 Total Return Index *****	18.40%	15.22%	13.50%	13.40%	17.89%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares. Per the fee table in the most recent prospectus, the Portfolio’s total annual operating expense ratios including acquired fund fees and expenses for Class 1, Class 2, Investor Class, and Service Class are 0.33%, 0.58%, 0.83%, and 0.63%, respectively. For performance information current to the most recent month-end, please call 1-855-572-5945.

**	Class 1 and Class 2’s inception date was April 26, 2011.

***	Investor Class inception date was July 22, 2015.

****	Service Class inception date was April 30, 2019.

*****	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Portfolio’s returns, the Index does not reflect any fees or expenses.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class as of December 31, 2020	% of Net Assets
Equity Funds	86.5%
Debt Funds	13.1%
Other Assets and Liabilities - net/Short-Term Investments	0.4%
100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed listing of the Portfolio’s holdings.

TOPS® Moderate Growth ETF Portfolio
Portfolio Review (Unaudited)
December 31, 2020

Average Annual Total Return through December 31, 2020*, as compared to its benchmark:

	One	Five	Performance	Performance	Performance
	Year	Year	Since Inception**	Since Inception***	Since Inception****
Moderate Growth ETF Portfolio
Class 1	10.83%	9.34%	6.73%	N/A	N/A
Class 2	10.60%	9.08%	6.46%	N/A	N/A
Investor Class	10.24%	8.61%	N/A	6.82%	N/A
Service Class	10.48%	N/A	N/A	N/A	10.28%
S&P 500 Total Return Index *****	18.40%	15.22%	13.50%	13.40%	17.89%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares. Per the fee table in the most recent prospectus, the Portfolio’s total annual operating expense ratios including acquired fund fees and expenses for Class 1, Class 2, Investor Class and Service Class are 0.33%, 0.58%, 0.83% and 0.63%, respectively. For performance information current to the most recent month-end, please call 1-855-572-5945.

**	Class 1 and Class 2’s inception date was April 26, 2011.

***	Investor Class inception date was July 22, 2015.

****	Service Class inception date was April 30, 2019.

*****	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Portfolio’s returns, the Index does not reflect any fees or expenses.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class as of December 31, 2020	% of Net Assets
Equity Funds	65.4%
Debt Funds	32.9%
Other Assets and Liabilities - net/Short-Term Investments	1.7%
100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed listing of the Portfolio’s holdings.

TOPS® Aggressive Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
December 31, 2020

Shares		Fair Value

	EXCHANGE TRADED FUNDS - 98.2%
	EQUITY FUNDS - 98.2%
46,725	FlexShares Global Upstream Natural Resources Index Fund	$1,520,431
131,335	SPDR Portfolio S&P 400 Mid Cap ETF	5,305,934
27,498	SPDR Portfolio S&P 500 Growth ETF +	1,520,364
44,599	SPDR Portfolio S&P 500 Value ETF	1,533,760
126,925	SPDR Portfolio S&P 600 Small Cap ETF	4,543,915
144,235	Vanguard FTSE Developed Markets ETF	6,809,334
94,572	Vanguard FTSE Emerging Markets ETF	4,739,003
14,030	Vanguard Global ex-U.S. Real Estate ETF	761,969
8,968	Vanguard Real Estate ETF	761,652
27,727	Vanguard S&P 500 ETF	9,529,493
5,630	WisdomTree Emerging Markets SmallCap Dividend Fund	268,664
	TOTAL EXCHANGE TRADED FUNDS (Cost - $29,221,166)	37,294,519

	SHORT-TERM INVESTMENTS - 4.4%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 2.6%
981,561	STIT - Government & Agency Portfolio, Institutional Class - 0.03% (a)	981,561

	MONEY MARKET FUND - 1.8%
687,032	STIT - Government & Agency Portfolio, Institutional Class - 0.03% (a)	687,032

	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,668,593)	1,668,593

	TOTAL INVESTMENTS - 102.6% (Cost - $30,889,759)	$38,963,112
	OTHER ASSETS AND LIABILITIES - NET - (2.6)%	(997,914)
	TOTAL NET ASSETS - 100.0%	$37,965,198

ETF - Exchange Traded Fund

S&P - Standard and Poor’s

SPDR - Standard & Poor’s Depositary Receipt

+	All or a portion of this security is on loan. Total loaned securities had a value of $961,495 at December 31, 2020. The loaned securities were secured with cash collateral of $981,561.

(a)	Variable rate security, the money market rate shown represents the rate at December 31, 2020.

See accompanying notes to financial statements.

TOPS® Balanced ETF Portfolio
PORTFOLIO OF INVESTMENTS
December 31, 2020

Shares		Fair Value

	EXCHANGE TRADED FUNDS - 99.8%
	DEBT FUNDS - 48.8%
24,673	iShares iBoxx $ Investment Grade Corporate Bond ETF	$3,408,082
55,616	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	1,701,293
67,761	SPDR Portfolio Short Term Corporate Bond ETF	2,127,695
38,408	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	1,277,834
18,398	Vanguard Intermediate-Term Treasury ETF	1,277,189
15,604	Vanguard Mortgage-Backed Securities ETF	843,708
100,117	Vanguard Short-Term Inflation-Protected Securities ETF	5,115,979
41,405	Vanguard Short-Term Treasury ETF	2,550,548
7,208	Vanguard Total International Bond ETF	422,028
34,039	Xtrackers USD High Yield Corporate Bond ETF	1,705,014
		20,429,370
	EQUITY FUNDS - 51.0%
39,280	FlexShares Global Upstream Natural Resources Index Fund	1,278,171
52,560	SPDR Portfolio S&P 400 Mid Cap ETF	2,123,424
15,346	SPDR Portfolio S&P 500 Growth ETF	848,480
87,438	SPDR Portfolio S&P 500 Value ETF	3,006,993
47,485	SPDR Portfolio S&P 600 Small Cap ETF	1,699,963
72,086	Vanguard FTSE Developed Markets ETF	3,403,180
52,043	Vanguard FTSE Emerging Markets ETF	2,607,875
23,579	Vanguard Global ex-U.S. Real Estate ETF	1,280,576
15,071	Vanguard Real Estate ETF	1,279,980
11,202	Vanguard S&P 500 ETF	3,850,015
		21,378,657
	TOTAL EXCHANGE TRADED FUNDS (Cost - $36,341,289)	41,808,027

	SHORT-TERM INVESTMENTS - 2.1%
	MONEY MARKET FUND - 2.1%
867,341	STIT - Government & Agency Portfolio, Institutional Class - 0.03% (a)
	TOTAL SHORT TERM INVESTMENTS (Cost - $867,341)	867,341

	TOTAL INVESTMENTS - 101.9% (Cost - $37,208,630)	$42,675,368
	OTHER ASSETS AND LIABILITIES - NET - (1.9)%	(783,642)
	TOTAL NET ASSETS - 100.0%	$41,891,726

ETF - Exchange Traded Fund

S&P - Standard and Poor’s

SPDR - Standard & Poor’s Depositary Receipt

(a)	Variable rate security, the money market rate shown represents the rate at December 31, 2020.

See accompanying notes to financial statements.

TOPS® Conservative ETF Portfolio
PORTFOLIO OF INVESTMENTS
December 31, 2020

Shares		Fair Value

	EXCHANGE TRADED FUNDS - 98.0%
	DEBT FUNDS - 67.8%
9,433	iShares iBoxx $ Investment Grade Corporate Bond ETF	$1,302,980
7,247	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	739,484
36,427	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	1,114,302
53,266	SPDR Portfolio Short Term Corporate Bond ETF	1,672,553
11,249	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	374,254
13,396	Vanguard Intermediate-Term Treasury ETF	929,950
6,879	Vanguard Mortgage-Backed Securities ETF	371,948
58,284	Vanguard Short-Term Inflation-Protected Securities ETF	2,978,312
27,134	Vanguard Short-Term Treasury ETF	1,671,454
12,711	Vanguard Total International Bond ETF	744,229
14,866	Xtrackers USD High Yield Corporate Bond ETF	744,638
		12,644,104
	EQUITY FUNDS - 30.2%
11,503	FlexShares Global Upstream Natural Resources Index Fund	374,308
18,366	SPDR Portfolio S&P 400 Mid Cap ETF	741,986
6,831	SPDR Portfolio S&P 500 Growth ETF +	377,686
22,016	SPDR Portfolio S&P 500 Value ETF	757,130
10,345	SPDR Portfolio S&P 600 Small Cap ETF	370,351
19,863	Vanguard FTSE Developed Markets ETF	937,732
3,738	Vanguard FTSE Emerging Markets ETF	187,311
6,882	Vanguard Global ex-U.S. Real Estate ETF +	373,762
4,429	Vanguard Real Estate ETF	376,155
3,285	Vanguard S&P 500 ETF	1,129,022
		5,625,443
	TOTAL EXCHANGE TRADED FUNDS (Cost - $16,489,110)	18,269,547

	SHORT-TERM INVESTMENTS - 2.5%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 0.5%
87,187	STIT - Government & Agency Portfolio, Institutional Class - 0.03% (a)	87,187

	MONEY MARKET FUND - 2.0%
379,157	STIT - Government & Agency Portfolio, Institutional Class - 0.03% (a)	379,157

	TOTAL SHORT-TERM INVESTMENTS (Cost - $466,344)	466,344

	TOTAL INVESTMENTS - 100.5% (Cost - $16,955,454)	$18,735,891
	OTHER ASSETS AND LIABILITIES - NET - (0.5)%	(90,589)
	TOTAL NET ASSETS - 100.0%	$18,645,302

ETF - Exchange Traded Fund

S&P - Standard and Poor’s

SPDR - Standard & Poor’s Depositary Receipt

+	All or a portion of this security is on loan. Total loaned securities had a value of $96,295 at December 31, 2020. The loaned securities were secured with cash collateral of $87,187 and non-cash collateral of $11,112. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio’s custodian, The Portfolio cannot pledge or resell the collateral.

(a)	Variable rate security, the money market rate shown represents the rate at December 31, 2020.

See accompanying notes to financial statements.

TOPS® Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
December 31, 2020

Shares		Fair Value

	EXCHANGE TRADED FUNDS - 99.6%
	DEBT FUNDS - 13.1%
7,807	iShares iBoxx $ Investment Grade Corporate Bond ETF	$1,078,381
32,391	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	1,077,649
9,761	Vanguard Mortgage-Backed Securities ETF	527,777
31,641	Vanguard Short-Term Inflation-Protected Securities ETF	1,616,855
17,467	Vanguard Short-Term Treasury ETF	1,075,967
32,293	Xtrackers USD High Yield Corporate Bond ETF	1,617,556
		6,994,185
	EQUITY FUNDS - 86.5%
66,221	FlexShares Global Upstream Natural Resources Index Fund	2,154,831
147,303	SPDR Portfolio S&P 400 Mid Cap ETF	5,951,041
38,924	SPDR Portfolio S&P 500 Growth ETF	2,152,108
79,008	SPDR Portfolio S&P 500 Value ETF	2,717,085
120,864	SPDR Portfolio S&P 600 Small Cap ETF	4,326,931
194,237	Vanguard FTSE Developed Markets ETF	9,169,929
98,722	Vanguard FTSE Emerging Markets ETF	4,946,960
29,990	Vanguard Global ex-U.S. Real Estate ETF	1,628,757
12,756	Vanguard Real Estate ETF	1,083,367
33,055	Vanguard S&P 500 ETF	11,360,673
11,271	WisdomTree Emerging Markets SmallCap Dividend Fund +	537,852
		46,029,534
	TOTAL EXCHANGE TRADED FUNDS (Cost - $42,728,669)	53,023,719

	SHORT-TERM INVESTMENTS - 3.2%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 1.0%
528,936	STIT - Government & Agency Portfolio, Institutional Class - 0.03% (a)	528,936

	MONEY MARKET FUND - 2.2%
1,167,890	STIT - Government & Agency Portfolio, Institutional Class - 0.03% (a)	1,167,890

	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,696,826)	1,696,826

	TOTAL INVESTMENTS - 102.8% (Cost - $44,425,495)	$54,720,545
	OTHER ASSETS AND LIABILITIES - NET - (2.8)%	(1,472,801)
	TOTAL NET ASSETS - 100.0%	$53,247,744

ETF - Exchange Traded Fund

S&P - Standard and Poor’s

SPDR - Standard & Poor’s Depositary Receipt

+	All or a portion of this security is on loan. Total loaned securities had a value of $518,413 at December 31, 2020. The loaned securities were secured with cash collateral of $528,936.

(a)	Variable rate security, the money market rate shown represents the rate at December 31, 2020.

See accompanying notes to financial statements.

TOPS® Moderate Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
December 31, 2020

Shares		Fair Value

	EXCHANGE TRADED FUNDS - 98.3%
	DEBT FUNDS - 32.9%
26,127	iShares iBoxx $ Investment Grade Corporate Bond ETF	$3,608,922
207,060	SPDR Portfolio Short Term Corporate Bond ETF	6,501,684
43,341	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	1,441,955
10,382	Vanguard Intermediate-Term Treasury ETF	720,718
26,586	Vanguard Mortgage-Backed Securities ETF	1,437,505
84,694	Vanguard Short-Term Inflation-Protected Securities ETF	4,327,863
23,365	Vanguard Short-Term Treasury ETF	1,439,284
12,314	Vanguard Total International Bond ETF	720,985
72,011	Xtrackers USD High Yield Corporate Bond ETF	3,607,031
		23,805,947
	EQUITY FUNDS - 65.4%
88,657	FlexShares Global Upstream Natural Resources Index Fund	2,884,899
143,018	SPDR Portfolio S&P 400 Mid Cap ETF	5,777,927
26,294	SPDR Portfolio S&P 500 Growth ETF	1,453,795
63,742	SPDR Portfolio S&P 500 Value ETF	2,192,087
120,804	SPDR Portfolio S&P 600 Small Cap ETF	4,324,783
184,704	Vanguard FTSE Developed Markets ETF	8,719,876
103,007	Vanguard FTSE Emerging Markets ETF	5,161,681
40,276	Vanguard Global ex-U.S. Real Estate ETF	2,187,390
17,164	Vanguard Real Estate ETF	1,457,739
38,206	Vanguard S&P 500 ETF	13,131,020
		47,291,197
	TOTAL EXCHANGE TRADED FUNDS (Cost - $59,798,701)	71,097,144

	SHORT-TERM INVESTMENTS - 2.1%
	MONEY MARKET FUND - 2.1%
1,492,140	STIT - Government & Agency Portfolio, Institutional Class - 0.03% (a)
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,492,140)	1,492,140

	TOTAL INVESTMENTS - 100.4% (Cost - $61,290,841)	$72,589,284
	OTHER ASSETS AND LIABILITIES - NET - (0.4)%	(280,036)
	TOTAL NET ASSETS - 100.0%	$72,309,248

ETF - Exchange Traded Fund

S&P - Standard and Poor’s

SPDR - Standard & Poor’s Depositary Receipt

(a)	Variable rate security, the money market rate shown represents the rate at December 31, 2020.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Assets and Liabilities
December 31, 2020

	Aggressive		Balanced		Conservative
	Growth		ETF		ETF
Assets:	ETF Portfolio		Portfolio		Portfolio
Investments in securities, at cost	$30,889,759		$37,208,630		$16,955,454
Investments in securities, at value (Securities on loan $961,495, $0 and $96,295, respectively)	$38,963,112		$42,675,368		$18,735,891
Cash	15,405		19,394		1,884
Receivable for securities sold	76,506		—		—
Receivable for Portfolio shares sold	1,250		1,447		—
Interest and dividends receivable	11		4,931		1,793
Total Assets	39,056,284		42,701,140		18,739,568
Liabilities:
Collateral on securities loaned	981,561		—		87,187
Payable for Portfolio shares redeemed	82,559		774,468		1,014
Payable for securities purchased	12,089		19,259		—
Accrued investment advisory fees	3,155		3,518		1,562
Accrued distribution (12b-1) fees	7,437		7,352		1,755
Payable to related parties and administrative service fees	4,285		4,817		2,748
Total Liabilities	1,091,086		809,414		94,266
Net Assets	$37,965,198		$41,891,726		$18,645,302

Components of Net Assets:
Paid in capital	$31,204,062		$36,654,060		$16,777,884
Accumulated earnings	6,761,136		5,237,666		1,867,418
Net Assets	$37,965,198		$41,891,726		$18,645,302

Class 1 Shares:
Net assets	$3,058,239		$8,045,359		$11,102,581
Total shares of beneficial interest outstanding at end of period ($0 par value, unlimited shares authorized)	182,951		582,476		861,341

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$16.72		$13.81		$12.89

Class 2 Shares:
Net assets	$33,896,656		$32,802,165		$6,662,499
Total shares of beneficial interest outstanding at end of period ($0 par value, unlimited shares authorized)	2,052,440		2,470,053		521,069

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$16.52		$13.28		$12.79

Investor Class Shares:
Net assets	$1,010,285		$1,044,188		$880,209
Total shares of beneficial interest outstanding at end of period ($0 par value, unlimited shares authorized)	56,776		73,920		66,965

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$17.79		$14.13		$13.14

Service Class Shares:
Net assets	$18		$14		$13
Total shares of beneficial interest outstanding at end of period ($0 par value, unlimited shares authorized)	1		1		1

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$16.52	(a)	$13.28	(a)	$12.79	(a)

(a)	NAV does not recalculate due to rounding of net assets.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Assets and Liabilities (Continued)
December 31, 2020

	Growth		Moderate
	ETF		Growth
Assets:	Portfolio		ETF Portfolio
Investments in securities, at cost	$44,425,495		$61,290,841
Investments in securities, at value (Securities on loan $518,413 and $0, respectively)	$54,720,545		$72,589,284
Cash	15,809		8,082
Receivable for Portfolio shares sold	144,035		58,770
Interest and dividends receivable	4,120		5,623
Total Assets	54,884,509		72,661,759
Liabilities:
Collateral on securities loaned	528,936		—
Payable for Portfolio shares redeemed	984,373		301,221
Payable for securities purchased	103,283		23,961
Accrued investment advisory fees	4,380		5,991
Accrued distribution (12b-1) fees	9,958		14,190
Payable to related parties and administrative service fees	5,835		7,148
Total Liabilities	1,636,765		352,511
Net Assets	$53,247,744		$72,309,248

Components of Net Assets:
Paid in capital	$44,242,014		$62,034,728
Accumulated earnings	9,005,730		10,274,520
Net Assets	$53,247,744		$72,309,248

Class 1 Shares:
Net assets	$5,486,594		$8,333,618
Total shares of beneficial interest outstanding at end of period ($0 par value, unlimited shares authorized)	324,986		600,829

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$16.88		$13.87

Class 2 Shares:
Net assets	$47,067,305		$51,818,511
Total shares of beneficial interest outstanding at end of period ($0 par value, unlimited shares authorized)	2,849,981		3,888,587

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$16.52		$13.33

Investor Class Shares:
Net assets	$693,827		$323,433
Total shares of beneficial interest outstanding at end of period ($0 par value, unlimited shares authorized)	38,334		22,014

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$18.10		$14.69

Service Class Shares:
Net assets	$18		$11,833,686
Total shares of beneficial interest outstanding at end of period ($0 par value, unlimited shares authorized)	1		890,799

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$16.52	(a)	$13.28

(a)	NAV does not recalculate due to rounding of net assets.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Operations
For the Year Ended December 31, 2020

	Aggressive	Balanced	Conservative	Growth	Moderate
	Growth	ETF	ETF	ETF	Growth
	ETF Portfolio	Portfolio	Portfolio	Portfolio	ETF Portfolio
Investment Income:
Dividend income	$501,157	$636,749	$286,986	$788,883	$1,172,714
Interest income	1,867	2,496	1,262	2,905	4,454
Securities lending income - net	7,381	9,880	10,504	9,331	11,479
Total Investment Income	510,405	649,125	298,752	801,119	1,188,647
Expenses:
Investment advisory fees	25,180	32,543	16,029	39,140	57,409
Distribution fees (12b-1)
Class 2 Shares	55,393	61,853	14,260	84,377	96,181
Investor Shares	3,493	5,028	1,823	4,284	1,397
Shareholder Service Fees	—	—	—	—	32,554
Related parties and administrative service fees	32,707	40,564	24,049	47,160	65,428
Total Expenses	116,773	139,988	56,161	174,961	252,969
Net Investment Income	393,632	509,137	242,591	626,158	935,678

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on:
Investments	(1,665,726)	(662,261)	(113,911)	(1,810,404)	(1,817,034)
Net change in unrealized appreciation on:
Investments	6,218,272	3,895,508	1,150,450	7,381,487	7,965,044
Net Realized and Unrealized Gain on Investments	4,552,546	3,233,247	1,036,539	5,571,083	6,148,010
Net Increase in Net Assets Resulting from Operations	$4,946,178	$3,742,384	$1,279,130	$6,197,241	$7,083,688

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Changes in Net Assets

	Aggressive Growth ETF Portfolio			Balanced ETF Portfolio

	Year Ended		Year Ended	Year Ended		Year Ended
	December 31, 2020		December 31, 2019	December 31, 2020		December 31, 2019
Increase in Net Assets:
From Operations:
Net investment income	$393,632		$368,088	$509,137		$525,628
Net realized gain (loss) on investments	(1,665,726)		313,310	(662,261)		23,024
Net change in unrealized appreciation on investments	6,218,272		3,025,191	3,895,508		2,551,617
Net increase in net assets resulting from operations	4,946,178		3,706,589	3,742,384		3,100,269
From Distributions to Shareholders:
Total Distributions Paid
Class 1	(55,804)		(96,926)	(102,505)		(234,291)
Class 2	(571,555)		(800,000)	(404,997)		(596,970)
Investor	(17,895)		(26,326)	(13,606)		(15,438)
Service *	(0	) (a)	(1)	(0	) (a)	(0	) (a)
Total distributions to shareholders	(645,254)		(923,253)	(521,108)		(846,699)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	862,506		484,483	1,678,754		1,659,849
Class 2	12,865,849		5,853,381	14,894,393		6,078,606
Investor	361,697		549,908	334,481		956,732
Service *	—		15	—		12
Reinvestment of distributions
Class 1	55,803		96,926	102,505		234,291
Class 2	571,555		800,000	404,997		596,970
Investor	17,895		26,326	13,605		15,438
Service *	0	(a)	1	0	(a)	0	(a)
Cost of shares redeemed
Class 1	(377,091)		(183,590)	(979,561)		(768,516)
Class 2	(1,501,939)		(4,495,924)	(3,731,214)		(2,187,003)
Investor	(92,295)		(3,726)	(363,850)		(2,396)
Net increase in net assets from share transactions of beneficial interest	12,763,980		3,127,800	12,354,110		6,583,983
Total Increase In Net Assets	17,064,904		5,911,136	15,575,386		8,837,553

Net Assets:
Beginning of year	20,900,294		14,989,158	26,316,340		17,478,787
End of year	$37,965,198		$20,900,294	$41,891,726		$26,316,340

*	The Aggressive Growth ETF Portfolio and the Balanced ETF Portfolio Service Class Shares commenced operations on April 30, 2019.

(a)	Represents less than $1.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Aggressive Growth ETF Portfolio		Balanced ETF Portfolio

	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
SHARE ACTIVITY
Class 1
Shares Sold	59,105	32,750	130,529	132,092
Shares Reinvested	4,029	6,923	8,214	19,002
Shares Redeemed	(25,084)	(12,587)	(80,181)	(61,599)
Net increase in shares of beneficial interest outstanding	38,050	27,086	58,562	89,495

Class 2
Shares Sold	910,580	407,866	1,254,969	503,034
Shares Reinvested	41,719	57,720	33,750	50,250
Shares Redeemed	(103,919)	(316,564)	(309,502)	(180,516)
Net increase in shares of beneficial interest outstanding	848,380	149,022	979,217	372,768

Investor Class
Shares Sold	22,883	35,622	25,476	73,499
Shares Reinvested	1,212	1,761	1,065	1,218
Shares Redeemed	(5,897)	(239)	(29,365)	(186)
Net increase (decrease) in shares of beneficial interest outstanding	18,198	37,144	(2,824)	74,531

Service Class *
Shares Sold	—	1	—	1
Shares Reinvested	0 (b)	0 (b)	0 (b)	0 (b)
Net increase in shares of beneficial interest outstanding	0 (b)	1	0 (b)	1

*	The Aggressive Growth ETF Portfolio and the Balanced ETF Portfolio Service Class Shares commenced operations on April 30, 2019.

(b)	Represents less than one share

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Conservative ETF Portfolio				Growth ETF Portfolio

	Year Ended		Year Ended		Year Ended		Year Ended
	December 31, 2020		December 31, 2019		December 31, 2020		December 31, 2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$242,591		$293,450		$626,158		$678,685
Net realized gain (loss) on investments	(113,911)		20,893		(1,810,404)		270,955
Net change in unrealized appreciation on investments	1,150,450		1,041,278		7,381,487		4,684,208
Net increase in net assets resulting from operations	1,279,130		1,355,621		6,197,241		5,633,848
From Distributions to Shareholders:
Total Distributions Paid
Class 1	(199,019)		(269,591)		(87,357)		(220,189)
Class 2	(113,727)		(107,244)		(823,310)		(1,222,215)
Investor	(5,339)		(56)		(8,464)		(36,637)
Service *	(0	) (a)	(0	) (a)	(0	) (a)	(1)
Total distributions to shareholders	(318,085)		(376,891)		(919,131)		(1,479,042)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	1,944,973		2,277,291		1,186,664		605,015
Class 2	3,978,229		1,638,511		15,000,167		10,448,234
Investor	560,809		300,760		146,890		1,422,278
Service *	—		12		—		15
Reinvestment of distributions
Class 1	199,018		269,591		87,357		220,189
Class 2	113,728		107,244		823,310		1,222,215
Investor	5,339		56		8,463		36,637
Service *	0	(a)	0	(a)	0	(a)	1
Cost of shares redeemed
Class 1	(1,108,353)		(1,208,443)		(1,114,174)		(279,234)
Class 2	(2,440,050)		(635,382)		(2,916,006)		(5,959,520)
Investor	(6,944)		(14,643)		(536,698)		(512,388)
Net increase in net assets from share transactions of beneficial interest	3,246,749		2,734,997		12,685,973		7,203,442
Total Increase In Net Assets	4,207,794		3,713,727		17,964,083		11,358,248

Net Assets:
Beginning of year	14,437,508		10,723,781		35,283,661		23,925,413
End of year	$18,645,302		$14,437,508		$53,247,744		$35,283,661

*	The Conservative ETF Portfolio and the Growth ETF Portfolio Service Class Shares commenced operations on April 30, 2019.

(a)	Represents less than $1.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Conservative ETF Portfolio		Growth ETF Portfolio

	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
SHARE ACTIVITY
Class 1
Shares Sold	160,702	189,378	79,457	41,045
Shares Reinvested	16,475	22,636	6,096	15,323
Shares Redeemed	(92,897)	(100,505)	(73,823)	(18,854)
Net increase in shares of beneficial interest outstanding	84,280	111,509	11,730	37,514

Class 2
Shares Sold	331,883	137,812	1,043,879	719,301
Shares Reinvested	9,485	9,058	58,683	86,682
Shares Redeemed	(199,615)	(54,649)	(194,986)	(412,926)
Net increase in shares of beneficial interest outstanding	141,753	92,221	907,576	393,057

Investor Class
Shares Sold	43,563	24,714	8,852	91,415
Shares Reinvested	433	5	550	2,384
Shares Redeemed	(551)	(1,200)	(34,351)	(32,892)
Net increase (decrease) in shares of beneficial interest outstanding	43,445	23,519	(24,949)	60,907

Service Class *
Shares Sold	—	1	—	1
Shares Reinvested	0 (b)	0 (b)	0 (b)	0 (b)
Net increase in shares of beneficial interest outstanding	0 (b)	1	0 (b)	1

*	The Conservative ETF Portfolio and the Growth ETF Portfolio Service Class Shares commenced operations on April 30, 2019.

(b)	Represents less than one share.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Moderate Growth ETF Portfolio

	Year Ended	Year Ended
	December 31, 2020	December 31, 2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$935,678	$912,721
Net realized gain (loss) on investments	(1,817,034)	106,530
Net change in unrealized appreciation on investments	7,965,044	4,943,343
Net increase in net assets resulting from operations	7,083,688	5,962,594
From Distributions to Shareholders:
Total Distributions Paid
Class 1	(130,940)	(329,894)
Class 2	(690,388)	(1,032,271)
Investor	(4,494)	(1,632)
Service *	(191,226)	(18,008)
Total distributions to shareholders	(1,017,048)	(1,381,805)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	787,483	1,484,771
Class 2	17,881,826	12,069,391
Investor	60,013	363,482
Service *	—	11,331,133
Reinvestment of distributions
Class 1	130,940	329,894
Class 2	690,388	1,032,271
Investor	4,494	1,632
Service *	191,226	18,008
Cost of shares redeemed
Class 1	(1,973,612)	(842,855)
Class 2	(2,658,210)	(4,675,450)
Investor	(4,183)	(145,896)
Service *	(880,860)	(184,300)
Net increase in net assets from share transactions of beneficial interest	14,229,505	20,782,081
Total Increase In Net Assets	20,296,145	25,362,870

Net Assets:
Beginning of year	52,013,103	26,650,233
End of year	$72,309,248	$52,013,103

*	The Moderate Growth ETF Portfolio Service Class Shares commenced operations on April 30, 2019.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Moderate Growth ETF Portfolio

	Year Ended	Year Ended
	December 31, 2020	December 31, 2019
SHARE ACTIVITY
Class 1
Shares Sold	64,366	120,857
Shares Reinvested	10,741	27,423
Shares Redeemed	(164,507)	(68,955)
Net increase (decrease) in shares of beneficial interest outstanding	(89,400)	79,325

Class 2
Shares Sold	1,490,716	1,028,389
Shares Reinvested	58,907	89,066
Shares Redeemed	(219,207)	(408,211)
Net increase in shares of beneficial interest outstanding	1,330,416	709,244

Investor Class
Shares Sold	4,463	27,542
Shares Reinvested	348	128
Shares Redeemed	(321)	(11,086)
Net increase in shares of beneficial interest outstanding	4,490	16,584

Service Class *
Shares Sold	—	963,031
Shares Reinvested	16,372	1,556
Shares Redeemed	(74,801)	(15,359)
Net increase (decrease) in shares of beneficial interest outstanding	(58,429)	949,228

*	The Moderate Growth ETF Portfolio Service Class Shares commenced operations on April 30, 2019.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Aggressive Growth ETF Portfolio

Selected data based on a share outstanding throughout each year indicated.

	Class 1 Shares

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016
Net asset value, beginning of year	$15.18	$12.88	$14.94	$12.69	$11.43
Income (loss) from investment operations:
Net investment income (a)(b)	0.24	0.33	0.32	0.29	0.34
Net realized and unrealized gain (loss) on investments	1.65	2.78	(1.69)	2.32	1.18
Total income (loss) from investment operations	1.89	3.11	(1.37)	2.61	1.52
Less distributions from:
Net investment income	(0.21)	(0.24)	(0.16)	(0.22)	(0.14)
Net realized gain	(0.14)	(0.57)	(0.53)	(0.14)	(0.12)
Total distributions	(0.35)	(0.81)	(0.69)	(0.36)	(0.26)
Net asset value, end of year	$16.72	$15.18	$12.88	$14.94	$12.69
Total return (c)	12.92%	24.70%	(9.60)%	20.70%	13.41%
Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$3,058	$2,199	$1,517	$785	$302
Ratio of expenses to average net assets (d)	0.22%	0.25%	0.22%	0.20%	0.20%
Ratio of net investment income to average net assets (b)(d)	1.69%	2.28%	2.17%	2.06%	2.81%
Portfolio turnover rate	23%	46%	39%	44%	16%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Aggressive Growth ETF Portfolio

Selected data based on a share outstanding throughout each year indicated.

	Class 2 Shares

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016
Net asset value, beginning of year	$15.01	$12.75	$14.81	$12.60	$11.36
Income (loss) from investment operations:
Net investment income (a)(b)	0.22	0.28	0.26	0.23	0.23
Net realized and unrealized gain (loss) on investments	1.61	2.76	(1.65)	2.31	1.25
Total income (loss) from investment operations	1.83	3.04	(1.39)	2.54	1.48
Less distributions from:
Net investment income	(0.18)	(0.21)	(0.14)	(0.19)	(0.12)
Net realized gain	(0.14)	(0.57)	(0.53)	(0.14)	(0.12)
Total distributions	(0.32)	(0.78)	(0.67)	(0.33)	(0.24)
Net asset value, end of year	$16.52	$15.01	$12.75	$14.81	$12.60
Total return (c)	12.68%	24.37%	(9.88)%	20.31%	13.16%
Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$33,897	$18,077	$13,452	$10,409	$7,081
Ratio of expenses to average net assets (d)	0.47%	0.50%	0.47%	0.45%	0.45%
Ratio of net investment income to average net assets (b)(d)	1.57%	1.99%	1.80%	1.69%	1.94%
Portfolio turnover rate	23%	46%	39%	44%	16%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Aggressive Growth ETF Portfolio

Selected data based on a share outstanding throughout each year indicated.

	Investor Class Shares

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016
Net asset value, beginning of year	$16.18	$13.75	$14.81	$13.44	$11.96
Income (loss) from investment operations:
Net investment income (a)(b)	0.19	0.38	0.23	0.23	0.23
Net realized and unrealized gain (loss) on investments	1.74	2.86	(0.62)	1.47	1.25
Total income (loss) from investment operations	1.93	3.24	(0.39)	1.70	1.48
Less distributions from:
Net investment income	(0.18)	(0.24)	(0.14)	(0.19)	—
Net realized gain	(0.14)	(0.57)	(0.53)	(0.14)	—
Total distributions	(0.32)	(0.81)	(0.67)	(0.33)	—
Net asset value, end of year	$17.79	$16.18	$13.75	$14.81	$13.44
Total return (c)	12.34%	24.06%	(10.22)%	18.78%	12.37%
Ratios and Supplemental Data:
Net assets, end of year (d)	$1,010,285	$624,274	$19,713	$15	$13
Ratio of expenses to average net assets (e)	0.72%	0.75%	0.72%	0.70%	0.70%
Ratio of net investment income to average net assets (b)(e)	1.27%	2.47%	1.55%	1.44%	1.69%
Portfolio turnover rate	23%	46%	39%	44%	16%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Actual net assets, not truncated.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Aggressive Growth ETF Portfolio

Selected data based on a share outstanding throughout the periods indicated.

	Service Class Shares

	Year Ended	Period Ended
	December 31, 2020	December 31, 2019 (a)
Net asset value, beginning of period	$15.01	$14.76
Income (loss) from investment operations:
Net investment income (b)(c)	0.00 (h)	0.00	(h)
Net realized and unrealized gain on investments	1.83	1.03
Total income from investment operations	1.83	1.03
Less distributions from:
Net investment income	(0.18)	(0.21)
Net realized gain	(0.14)	(0.57)
Total distributions	(0.32)	(0.78)
Net asset value, end of period (d)	$16.52	$15.01
Total return (e)	12.68%	7.42%
Ratios and Supplemental Data:
Net assets, end of period (f)	$18	$16
Ratio of expenses to average net assets (g)	0.53%	0.55	% (i)
Ratio of net investment income to average net assets (c)(g)	1.07%	2.27	% (i)
Portfolio turnover rate	23%	46%

(a)	The Aggressive Growth ETF Portfolio Service Class Shares commenced operations on April 30, 2019.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	NAV does not recalculate due to rounding of net assets.

(e)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(f)	Rounded net assets, not truncated.

(g)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(h)	Amount represents less than $0.01 per share.

(i)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Balanced ETF Portfolio

Selected data based on a share outstanding throughout each year indicated.

	Class 1 Shares

	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2020		December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016
Net asset value, beginning of year	$12.91		$11.53	$12.58	$11.60	$10.93
Income (loss) from investment operations:
Net investment income (a)(b)	0.22		0.32	0.32	0.30	0.40
Net realized and unrealized gain (loss) on investments	0.87		1.53	(0.98)	0.99	0.50
Total income (loss) from investment operations	1.09		1.85	(0.66)	1.29	0.90
Less distributions from:
Net investment income	(0.19)		(0.22)	(0.17)	(0.19)	(0.14)
Net realized gain	(0.00	) (e)	(0.25)	(0.22)	(0.12)	(0.09)
Total distributions	(0.19)		(0.47)	(0.39)	(0.31)	(0.23)
Net asset value, end of year	$13.81		$12.91	$11.53	$12.58	$11.60
Total return (c)	8.62%		16.26%	(5.38)%	11.20%	8.22%
Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$8,045		$6,764	$5,009	$4,086	$1,574
Ratio of expenses to average net assets (d)	0.21%		0.24%	0.22%	0.20%	0.20%
Ratio of net investment income to average net assets (b)(d)	1.71%		2.56%	2.59%	2.43%	3.53%
Portfolio turnover rate	23%		37%	45%	51%	32%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Balanced ETF Portfolio

Selected data based on a share outstanding throughout each year indicated.

	Class 2 Shares

	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2020		December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016
Net asset value, beginning of year	$12.43		$11.13	$12.17	$11.23	$10.60
Income (loss) from investment operations:
Net investment income (a)(b)	0.19		0.28	0.28	0.24	0.22
Net realized and unrealized gain (loss) on investments	0.83		1.47	(0.95)	0.98	0.62
Total income (loss) from investment operations	1.02		1.75	(0.67)	1.22	0.84
Less distributions from:
Net investment income	(0.17)		(0.20)	(0.15)	(0.16)	(0.12)
Net realized gain	(0.00	) (e)	(0.25)	(0.22)	(0.12)	(0.09)
Total distributions	(0.17)		(0.45)	(0.37)	(0.28)	(0.21)
Net asset value, end of year	$13.28		$12.43	$11.13	$12.17	$11.23
Total return (c)	8.40%		15.93%	(5.62)%	10.95%	7.91%
Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$32,802		$18,536	$12,444	$9,257	$7,747
Ratio of expenses to average net assets (d)	0.46%		0.49%	0.47%	0.45%	0.46%
Ratio of net investment income to average net assets (b)(d)	1.55%		2.35%	2.35%	2.04%	2.01%
Portfolio turnover rate	23%		37%	45%	51%	32%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Balanced ETF Portfolio

Selected data based on a share outstanding throughout each year indicated.

	Investor Class Shares

	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2020		December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016
Net asset value, beginning of year	$13.25		$11.87	$12.16	$11.76	$10.93
Income (loss) from investment operations:
Net investment income (a)(b)	0.15		0.44	0.25	0.24	0.23
Net realized and unrealized gain (loss) on investments	0.90		1.41	(0.17)	0.44	0.60
Total income (loss) from investment operations	1.05		1.85	0.08	0.68	0.83
Less distributions from:
Net investment income	(0.17)		(0.22)	(0.15)	(0.16)	—
Net realized gain	(0.00	) (f)	(0.25)	(0.22)	(0.12)	—
Total distributions	(0.17)		(0.47)	(0.37)	(0.28)	—
Net asset value, end of year	$14.13		$13.25	$11.87	$12.16	$11.76
Total return (c)	8.09%		15.78%	(5.81)%	10.13%	7.59%
Ratios and Supplemental Data:
Net assets, end of year (d)	$1,044,188		$1,016,591	$26,277	$12	$12
Ratio of expenses to average net assets (e)	0.72%		0.74%	0.72%	0.70%	0.70%
Ratio of net investment income to average net assets (b)(e)	1.18%		3.35%	2.10%	1.79%	1.76%
Portfolio turnover rate	23%		37%	45%	51%	32%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Actual net assets, not truncated.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Balanced ETF Portfolio

Selected data based on a share outstanding throughout the periods indicated.

	Service Class Shares

	Year Ended		Period Ended
	December 31, 2020		December 31, 2019 (a)
Net asset value, beginning of period	$12.43		$12.16
Income (loss) from investment operations:
Net investment income (b)(c)	0.00	(h)	0.00	(h)
Net realized and unrealized gain on investments	1.02		0.72
Total income from investment operations	1.02		0.72
Less distributions from:
Net investment income	(0.17)		(0.20)
Net realized gain	(0.00	) (h)	(0.25)
Total distributions	(0.17)		(0.45)
Net asset value, end of period (d)	$13.28		$12.43
Total return (e)	8.40%		6.18%
Ratios and Supplemental Data:
Net assets, end of period (f)	$14		$13
Ratio of expenses to average net assets (g)	0.52%		0.54	% (i)
Ratio of net investment income to average net assets (c)(g)	0.98%		3.15	% (i)
Portfolio turnover rate	23%		37%

(a)	The Balanced ETF Portfolio Service Class Shares commenced operations on April 30, 2019.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	NAV does not recalculate due to rounding of net assets.

(e)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(f)	Rounded net assets, not truncated.

(g)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(h)	Amount represents less than $0.01 per share.

(i)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Conservative ETF Portfolio

Selected data based on a share outstanding throughout each year indicated.

	Class 1 Shares

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016
Net asset value, beginning of year	$12.26	$11.28	$11.91	$11.23	$10.70
Income (loss) from investment operations:
Net investment income (a)(b)	0.20	0.29	0.29	0.25	0.30
Net realized and unrealized gain (loss) on investments	0.67	1.06	(0.57)	0.53	0.36
Total income (loss) from investment operations	0.87	1.35	(0.28)	0.78	0.66
Less distributions from:
Net investment income	(0.22)	(0.24)	(0.17)	(0.10)	(0.13)
Net realized gain	(0.02)	(0.13)	(0.18)	—	—
Total distributions	(0.24)	(0.37)	(0.35)	(0.10)	(0.13)
Net asset value, end of year	$12.89	$12.26	$11.28	$11.91	$11.23
Total return (c)	7.23%	12.03%	(2.48)%	7.00%	6.16%
Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$11,103	$9,525	$7,506	$5,949	$4,026
Ratio of expenses to average net assets (d)	0.24%	0.28%	0.23%	0.20%	0.20%
Ratio of net investment income to average net assets (b)(d)	1.61%	2.43%	2.44%	2.15%	2.66%
Portfolio turnover rate	28%	28%	47%	56%	93%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Conservative ETF Portfolio

Selected data based on a share outstanding throughout each year indicated.

	Class 2 Shares

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016
Net asset value, beginning of year	$12.17	$11.21	$11.85	$11.17	$10.63
Income (loss) from investment operations:
Net investment income (a)(b)	0.17	0.27	0.26	0.22	0.17
Net realized and unrealized gain (loss) on investments	0.67	1.03	(0.57)	0.54	0.45
Total income (loss) from investment operations	0.84	1.30	(0.31)	0.76	0.62
Less distributions from:
Net investment income	(0.20)	(0.21)	(0.15)	(0.08)	(0.08)
Net realized gain	(0.02)	(0.13)	(0.18)	—	—
Total distributions	(0.22)	(0.34)	(0.33)	(0.08)	(0.08)
Net asset value, end of year	$12.79	$12.17	$11.21	$11.85	$11.17
Total return (c)	7.04%	11.70%	(2.68)%	6.83%	5.82%
Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$6,662	$4,618	$3,218	$2,581	$1,819
Ratio of expenses to average net assets (d)	0.49%	0.53%	0.48%	0.45%	0.45%
Ratio of net investment income to average net assets (c)(d)	1.37%	2.27%	2.18%	1.87%	1.58%
Portfolio turnover rate	28%	28%	47%	56%	93%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Conservative ETF Portfolio

Selected data based on a share outstanding throughout each year indicated.

	Investor Class Shares

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016
Net asset value, beginning of year	$12.54	$11.60	$11.84	$11.48	$10.86
Income (loss) from investment operations:
Net investment income (a)(b)	0.19	0.34	0.23	0.22	0.18
Net realized and unrealized gain (loss) on investments	0.64	0.97	(0.14)	0.24	0.44
Total income (loss) from investment operations	0.83	1.31	0.09	0.46	0.62
Less distributions from:
Net investment income	(0.21)	(0.24)	(0.15)	(0.10)	—
Net realized gain	(0.02)	(0.13)	(0.18)	—	—
Total distributions	(0.23)	(0.37)	(0.33)	(0.10)	—
Net asset value, end of year	$13.14	$12.54	$11.60	$11.84	$11.48
Total return (c)	6.68%	11.35%	(2.59)%	6.44%	5.71%
Ratios and Supplemental Data:
Net assets, end of year (d)	$880,209	$294,872	$12	$12	$11
Ratio of expenses to average net assets (e)	0.74%	0.78%	0.73%	0.70%	0.70%
Ratio of net investment income to average net assets (b)(e)	1.52%	2.75%	1.96%	1.62%	1.33%
Portfolio turnover rate	28%	28%	47%	56%	93%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Actual net assets, not truncated.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Conservative ETF Portfolio

Selected data based on a share outstanding throughout the periods indicated.

	Service Class Shares

	Year Ended	Period Ended
	December 31, 2020	December 31, 2019 (a)
Net asset value, beginning of period	$12.17	$11.93
Income (loss) from investment operations:
Net investment income (b)(c)	0.00 (h)	0.00	(h)
Net realized and unrealized gain on investments	0.84	0.58
Total income from investment operations	0.84	0.58
Less distributions from:
Net investment income	(0.20)	(0.21)
Net realized gain	(0.02)	(0.13)
Total distributions	(0.22)	(0.34)
Net asset value, end of period (d)	$12.79	$12.17
Total return (e)	7.04%	4.94%
Ratios and Supplemental Data:
Net assets, end of period (f)	$13	$13
Ratio of expenses to average net assets (g)	0.55%	0.58	% (i)
Ratio of net investment income to average net assets (c)(g)	1.32%	2.55	% (i)
Portfolio turnover rate	28%	28%

(a)	The Conservative ETF Portfolio Service Class Shares commenced operations on April 30, 2019.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	NAV does not recalculate due to rounding of net assets.

(e)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(f)	Rounded net assets, not truncated.

(g)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(h)	Amount represents less than $0.01 per share.

(i)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Growth ETF Portfolio

Selected data based on a share outstanding throughout each year indicated.

	Class 1 Shares

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016
Net asset value, beginning of year	$15.43	$13.29	$15.35	$13.27	$12.21
Income (loss) from investment operations:
Net investment income (a)(b)	0.25	0.37	0.35	0.30	0.29
Net realized and unrealized gain (loss) on investments	1.53	2.54	(1.61)	2.10	1.23
Total income (loss) from investment operations	1.78	2.91	(1.26)	2.40	1.52
Less distributions from:
Net investment income	(0.24)	(0.26)	(0.20)	(0.21)	(0.18)
Net realized gain	(0.09)	(0.51)	(0.60)	(0.11)	(0.28)
Total distributions	(0.33)	(0.77)	(0.80)	(0.32)	(0.46)
Net asset value, end of year	$16.88	$15.43	$13.29	$15.35	$13.27
Total return (c)	11.92%	22.36%	(8.57)%	18.24%	12.60%
Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$5,487	$4,834	$3,664	$3,302	$2,518
Ratio of expenses to average net assets (d)	0.21%	0.23%	0.21%	0.20%	0.20%
Ratio of net investment income to average net assets (b)(d)	1.73%	2.47%	2.31%	2.10%	2.30%
Portfolio turnover rate	27%	49%	43%	41%	16%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Growth ETF Portfolio

Selected data based on a share outstanding throughout each year indicated.

	Class 2 Shares

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016
Net asset value, beginning of year	$15.14	$13.06	$15.11	$13.08	$12.05
Income (loss) from investment operations:
Net investment income (a)(b)	0.23	0.33	0.32	0.28	0.26
Net realized and unrealized gain (loss) on investments	1.48	2.50	(1.59)	2.05	1.21
Total income (loss) from investment operations	1.71	2.83	(1.27)	2.33	1.47
Less distributions from:
Net investment income	(0.24)	(0.24)	(0.18)	(0.19)	(0.16)
Net realized gain	(0.09)	(0.51)	(0.60)	(0.11)	(0.28)
Total distributions	(0.33)	(0.75)	(0.78)	(0.30)	(0.44)
Net asset value, end of year	$16.52	$15.14	$13.06	$15.11	$13.08
Total return (c)	11.67%	22.07%	(8.78)%	17.94%	12.32%
Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$47,067	$29,405	$20,228	$15,532	$9,919
Ratio of expenses to average net assets (d)	0.46%	0.48%	0.46%	0.45%	0.45%
Ratio of net investment income to average net assets (b)(d)	1.60%	2.25%	2.12%	1.97%	2.10%
Portfolio turnover rate	27%	49%	43%	41%	16%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Growth ETF Portfolio

Selected data based on a share outstanding throughout each year indicated.

	Investor Class Shares

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016
Net asset value, beginning of year	$16.49	$14.23	$15.11	$14.09	$12.62
Income (loss) from investment operations:
Net investment income (b)(c)	0.17	0.34	0.28	0.28	0.28
Net realized and unrealized gain (loss) on investments	1.66	2.69	(0.38)	1.04	1.19
Total income (loss) from investment operations	1.83	3.03	(0.10)	1.32	1.47
Less distributions from:
Net investment income	(0.13)	(0.26)	(0.18)	(0.19)	—
Net realized gain	(0.09)	(0.51)	(0.60)	(0.11)	—
Total distributions	(0.22)	(0.77)	(0.78)	(0.30)	—
Net asset value, end of year	$18.10	$16.49	$14.23	$15.11	$14.09
Total return (d)	11.36%	21.72%	(8.92)%	16.23%	11.65%
Ratios and Supplemental Data:
Net assets, end of year (d)	$693,827	$1,043,741	$33,812	$15	$14
Ratio of expenses to average net assets (e)	0.71%	0.73%	0.71%	0.70%	0.70%
Ratio of net investment income to average net assets (c)(e)	1.13%	2.14%	1.87%	1.72%	1.85%
Portfolio turnover rate	27%	49%	43%	41%	16%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Actual net assets, not truncated.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Growth ETF Portfolio

Selected data based on a share outstanding throughout the periods indicated.

	Service Class Shares

	Year Ended	Period Ended
	December 31, 2020	December 31, 2019 (a)
Net asset value, beginning of period	$15.14	$14.88
Income (loss) from investment operations:
Net investment income (b)(c)	0.00 (h)	0.00	(h)
Net realized and unrealized gain on investments	1.71	1.01
Total income from investment operations	1.71	1.01
Less distributions from:
Net investment income	(0.24)	(0.24)
Net realized gain	(0.09)	(0.51)
Total distributions	(0.33)	(0.75)
Net asset value, end of period (d)	$16.52	$15.14
Total return (e)	11.67%	7.16%
Ratios and Supplemental Data:
Net assets, end of period (f)	$18	$16
Ratio of expenses to average net assets (g)	0.51%	0.53	% (i)
Ratio of net investment income to average net assets (c)(g)	0.93%	1.94	% (i)
Portfolio turnover rate	27%	49%

(a)	The Growth ETF Portfolio Service Class Shares commenced operations on April 30, 2019.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	NAV does not recalculate due to rounding of net assets.

(e)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(f)	Rounded net assets, not truncated.

(g)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(h)	Amount represents less than $0.01 per share.

(i)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each year indicated.

	Class 1 Shares

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016
Net asset value, beginning of year	$12.74	$11.13	$12.40	$11.02	$10.07
Income (loss) from investment operations:
Net investment income (a)(b)	0.22	0.32	0.31	0.28	0.26
Net realized and unrealized gain (loss) on investments	1.13	1.79	(1.10)	1.30	0.82
Total income (loss) from investment operations	1.35	2.11	(0.79)	1.58	1.08
Less distributions from:
Net investment income	(0.20)	(0.22)	(0.17)	(0.16)	(0.07)
Net realized gain	(0.02)	(0.28)	(0.31)	(0.04)	(0.06)
Total distributions	(0.22)	(0.50)	(0.48)	(0.20)	(0.13)
Net asset value, end of year	$13.87	$12.74	$11.13	$12.40	$11.02
Total return (c)	10.83%	19.14%	(6.60)%	14.38%	10.79%
Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$8,334	$8,793	$6,797	$6,150	$3,041
Ratio of expenses to average net assets (d)	0.20%	0.23%	0.21%	0.20%	0.20%
Ratio of net investment income to average net assets (b)(d)	1.77%	2.64%	2.51%	2.35%	2.50%
Portfolio turnover rate	27%	39%	33%	43%	19%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each year indicated.

	Class 2 Shares

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016
Net asset value, beginning of year	$12.26	$10.73	$11.99	$10.67	$9.77
Income (loss) from investment operations:
Net investment income (a)(b)	0.20	0.29	0.28	0.23	0.24
Net realized and unrealized gain (loss) on investments	1.07	1.72	(1.08)	1.27	0.78
Total income (loss) from investment operations	1.27	2.01	(0.80)	1.50	1.02
Less distributions from:
Net investment income	(0.18)	(0.20)	(0.15)	(0.14)	(0.06)
Net realized gain	(0.02)	(0.28)	(0.31)	(0.04)	(0.06)
Total distributions	(0.20)	(0.48)	(0.46)	(0.18)	(0.12)
Net asset value, end of year	$13.33	$12.26	$10.73	$11.99	$10.67
Total return (c)	10.60%	18.91%	(6.89)%	14.11%	10.52%
Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$51,819	$31,364	$19,842	$14,302	$11,362
Ratio of expenses to average net assets (d)	0.45%	0.48%	0.46%	0.45%	0.45%
Ratio of net investment income to average net assets (b)(d)	1.66%	2.48%	2.32%	1.99%	2.34%
Portfolio turnover rate	27%	39%	33%	43%	19%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each year indicated.

	Investor Class Shares

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016
Net asset value, beginning of year	$13.54	$11.86	$11.98	$11.65	$10.63
Income (loss) from investment operations:
Net investment income (a)(b)	0.17	0.49	0.25	0.23	0.25
Net realized and unrealized gain (loss) on investments	1.19	1.68	0.09	0.28	0.77
Total income (loss) from investment operations	1.36	2.17	0.34	0.51	1.02
Less distributions from:
Net investment income	(0.19)	(0.21)	(0.15)	(0.14)	—
Net realized gain	(0.02)	(0.28)	(0.31)	(0.04)	—
Total distributions	(0.21)	(0.49)	(0.46)	(0.18)	—
Net asset value, end of year	$14.69	$13.54	$11.86	$11.98	$11.65
Total return (c)	10.24%	18.52%	(6.50)%	12.31%	9.60%
Ratios and Supplemental Data:
Net assets, end of year (d)	$323,433	$237,205	$11,151	$12	$12
Ratio of expenses to average net assets (e)	0.70%	0.73%	0.71%	0.70%	0.70%
Ratio of net investment income to average net assets (c)(e)	1.33%	3.75%	2.07%	1.74%	2.09%
Portfolio turnover rate	27%	39%	33%	43%	19%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Actual net assets, not truncated.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout the periods indicated.

	Service Class Shares

	Year Ended	Period Ended
	December 31, 2020	December 31, 2019 (a)
Net asset value, beginning of period	$12.24	$11.97
Income (loss) from investment operations:
Net investment income (b)(c)	0.17	0.36
Net realized and unrealized gain on investments	1.08	0.40
Total income from investment operations	1.25	0.76
Less distributions from:
Net investment income	(0.19)	(0.21)
Net realized gain	(0.02)	(0.28)
Total distributions	(0.21)	(0.49)
Net asset value, end of period	$13.28	$12.24
Total return (d)	10.48%	6.60%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$11,834	$11,619
Ratio of expenses to average net assets (e)	0.50%	0.53	% (f)
Ratio of net investment income to average net assets (c)(e)	1.48%	4.45	% (f)
Portfolio turnover rate	27%	39%

(a)	The Moderate Growth ETF Portfolio Service Class Shares commenced operations on April 30, 2019.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS
December 31, 2020

1.	ORGANIZATION

The TOPS® ETF Portfolios (each a “Portfolio”, collectively the “Portfolios”) are comprised of five different actively managed portfolios. Each Portfolio is a diversified series of shares of beneficial interest of Northern Lights Variable Trust (the “Trust”), a statutory trust organized on November 2, 2005 under the laws of the State of Delaware and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios are intended to be funding vehicles for variable annuity contracts and flexible premium variable life insurance policies offered by the separate accounts of various insurance companies. The assets of each Portfolio are segregated and a shareholder’s interest is limited to the Portfolio in which shares are held. Each Portfolio pays its own expenses. The investment objective of each Portfolio is as follows:

Portfolio	Primary Objective
Aggressive Growth ETF Portfolio	Capital appreciation.
Balanced ETF Portfolio	Income and capital appreciation.
Conservative ETF Portfolio	Preserve capital and provide moderate income and moderate capital appreciation.
Growth ETF Portfolio	Capital appreciation.
Moderate Growth ETF Portfolio	Capital appreciation.

The Portfolios currently offer four classes of shares: Class 1 Shares, Class 2 Shares, Investor Class Shares and Service Class Shares. Each class of shares of the Portfolios has identical rights and privileges except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Portfolios’ share classes differ in the fees and expenses charged to shareholders. The Portfolios’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolios in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Portfolios are investment companies and accordingly follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services Investment Companies”, including Accounting Standards Update 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Portfolios may fair value a particular bond if the advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Portfolios’ holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Funds of Funds – The Portfolios may invest in portfolios of open-end investment companies. Open-end investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the boards of directors of the open-end investment companies.

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2020

The Portfolios may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument.

Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Portfolio’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.

Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Each Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolios have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2020

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2020 for each Portfolio’s investments measured at fair value:

Aggressive Growth ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$37,294,519	$—	$—	$37,294,519
Short-Term Investment	1,668,593	—	—	1,668,593
Total	$38,963,112	$—	$—	$38,963,112

Balanced ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$41,808,027	$—	$—	$41,808,027
Short-Term Investment	867,341	—	—	867,341
Total	$42,675,368	$—	$—	$42,675,368

Conservative ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$18,269,547	$—	$—	$18,269,547
Short-Term Investment	466,344	—	—	466,344
Total	$18,735,891	$—	$—	$18,735,891

Growth ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$53,023,719	$—	$—	$53,023,719
Short-Term Investment	1,696,826	—	—	1,696,826
Total	$54,720,545	$—	$—	$54,720,545

Moderate Growth ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$71,097,144	$—	$—	$71,097,144
Short-Term Investment	1,492,140	—	—	1,492,140
Total	$72,589,284	$—	$—	$72,589,284

The Portfolios did not hold any Level 3 securities during the period ended December 31, 2020.

*	Refer to the Portfolios of Investments for security classifications.

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2020

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on the ex-date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary ( e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Portfolios.

Federal Income Tax – It is each Portfolio’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

Each Portfolio will recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Portfolios’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended or expected to be taken in the Portfolios’ December 31, 2020 year-end tax return. Each Portfolio identified its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Portfolio makes significant investments. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Portfolios may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Portfolio may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific portfolio are charged to that portfolio. Expenses, which are not readily identifiable to a specific portfolio, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the portfolios in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, the Portfolios expect the risk of loss due to these warranties and indemnities to be remote.

Security Loans – The Portfolios have entered into a securities lending arrangement with The Bank of New York Mellon (the “Borrower”). Under the terms of the agreement, the Portfolios are authorized to loan securities to the Borrower. In exchange, the Portfolios receive cash and securities as collateral in the amount of at least 102% of the value of the securities loaned. The cash collateral is invested in short-term instruments as noted in the Portfolios of Investments. Securities received as collateral are U.S. government securities; securities received as collateral, if any, are not recognized as portfolios assets. Although risk is mitigated by the collateral, the Portfolios could experience a delay in recovering its securities and possible loss of income or value if the Borrower fails to return them.

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2020

Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of each Portfolio. Each Portfolio has the right under the securities lending agreement to recover the securities from the Borrower on demand. If the fair value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the Borrower to bring the collateralization back to 102%. Under the terms of the securities lending agreement, each Portfolio is indemnified for such losses by the security lending agreement. Should the Borrower fail financially, the Portfolios have the right to repurchase the securities using the collateral in the open market.

The following table is a summary of the Portfolios’ securities loaned and related collateral which are subject to a netting agreement as of December 31, 2020:

				Gross Amounts Not Offset in the
				Statement of Assets & Liabilities *
			Net Amounts
		Gross Amounts	of Assets
		Offset in the	Presented in
	Gross Amounts	Statements of	the Statements	Financial	Pledged
	of Recognized	Assets &	of Assets &	Instruments	Collateral	Net Amount of
Assets:	Assets	Liabilities	Liabilities	Pledged	Received	Assets

Aggressive Growth ETF Portfolio
Description:
Securities Loaned	$961,495	$—	$961,495	$—	$961,495	$—
Total	$961,495	$—	$961,495	$—	$961,495	$—

Conservative ETF Portfolio
Description:
Securities Loaned	$96,295	$—	$96,295	$11,112	$85,183	$—
Total	$96,295	$—	$96,295	$11,112	$85,183	$—

Growth ETF Portfolio
Description:
Securities Loaned	$518,413	$—	$518,413	$—	$518,413	$—
Total	$518,413	$—	$518,413	$—	$518,413	$—

*	The amount is limited to the derivative asset balance and accordingly, does not include excess collateral pledged.

The following table breaks out the holdings received as collateral as of December 31, 2020:

Securities Lending Transactions
Overnight and Continuous
Aggressive Growth ETF Portfolio
STIT - Government & Agency Portfolio, Institutional Class	$981,561

Conservative ETF Portfolio
STIT - Government & Agency Portfolio, Institutional Class	$87,187

Growth ETF Portfolio
STIT - Government & Agency Portfolio, Institutional Class	$528,936

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2020

The fair value of the securities loaned for the Aggressive Growth ETF Portfolio, Conservative ETF Portfolio and Growth ETF Portfolio totaled $961,495, $96,295, and $518,413 at December 31, 2020, respectively. The Balanced ETF Portfolio and Moderate Growth ETF Portfolio did not hold any securities on loan as of December 31, 2020. The securities loaned are noted in the Portfolios of Investments. The fair value of the “Investments purchased for securities lending collateral” on the Portfolio of Investments includes only cash collateral received and reinvested that totaled $981,561, $87,187 and $528,936 for the Aggressive Growth ETF Portfolio, Conservative ETF Portfolio and Growth ETF Portfolio at December 31, 2020, respectively. This amount is offset by a liability recorded as “Collateral on securities loaned.” At December 31, 2020, Conservative ETF Portfolio received non-cash collateral of $11,112. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of a Portfolio at the Portfolio’s custodian. A Portfolio cannot pledge or resell the collateral.

3.	INVESTMENT TRANSACTIONS

For the year ended December 31, 2020, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, were as follows:

Portfolio	Purchases	Sales
Aggressive Growth ETF Portfolio	$18,047,417	$5,625,099
Balanced ETF Portfolio	20,336,454	7,478,668
Conservative ETF Portfolio	7,483,418	4,374,514
Growth ETF Portfolio	23,267,479	10,315,553
Moderate Growth ETF Portfolio	29,630,678	15,448,013

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

ValMark Advisers, Inc. serves as the Portfolios’ investment advisor (the “Advisor”). The Advisor has engaged Milliman Financial Risk Management LLC as the Portfolios’ sub-advsior (the “Sub-Advisor”). Pursuant to an advisory agreement with the Trust, on behalf of the Portfolios, the Advisor, under the oversight of the Board, directs the daily investment operations of the Portfolios and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Portfolios pay the Advisor a management fee, computed on average daily net assets and accrued daily and paid monthly, at an annual rate of 0.10% of each Portfolio’s average daily net assets. For the year ended December 31, 2020, the Portfolios paid the following in advisory fees.

Fund	Advisory Fees
Aggressive Growth ETF Portfolio	$25,180
Balanced ETF Portfolio	32,543
Conservative ETF Portfolio	16,029
Growth ETF Portfolio	39,140
Moderate Growth ETF Portfolio	57,409

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2020

The Trust, on behalf of the Portfolios, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (“12b-1 Plan” or “Plan”) for each of Class 2 shares and Investor Class shares. The fee is calculated at an annual rate of 0.25% and 0.50% of the average daily net assets attributable to each Portfolio’s Class 2 shares and Investor Class shares, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution related activities and/or maintenance of each Portfolio’s shareholder accounts, not otherwise required to be provided by the Advisor. For the year ended December 31, 2020, the Portfolios paid the following in distribution fees under the Plan.

Fund	Distribution Fees
Aggressive Growth ETF Portfolio	$58,886
Balanced ETF Portfolio	66,881
Conservative ETF Portfolio	16,083
Growth ETF Portfolio	88,661
Moderate Growth ETF Portfolio	97,578

In addition, certain affiliates of the Distributor provide services to the Portfolios as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to the terms of an administrative servicing agreement with GFS, each Portfolio pays to GFS a monthly fee for all operating expenses of the Portfolio, which is calculated by each Portfolio on its average daily net assets. Operating expenses include but are not limited to Fund Accounting, Fund Administration, Transfer Agency, Legal Fees, Audit Fees, Compliance Services, Shareholder Reporting Expenses, Trustees Fees and Custody Fees.

For the year ended December 31, 2020, the Trustees received fees in the amount of $13,125 on behalf of each Portfolio.

The approved entities may be affiliates of GFS and the Distributor. Certain Officers of the Trust are also Officers of GFS, and are not paid any fees directly by the Portfolios for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from GFS under the administrative servicing agreement.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Portfolios on an ad-hoc basis. For the provision of these services, Blu Giant receives fees from GFS under the administrative servicing agreement.

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2020

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates presumption of the control of the Portfolio, under section 2(a)(9) of the 1940 Act. As of December 31, 2020, ownership percentages of the holders of the voting securities of each Portfolio that may be deemed to control the Portfolio were as follows:

Aggressive Growth ETF Portfolio

Pruco Life Insurance Company	87%

Balanced ETF Portfolio

Pruco Life Insurance Company	65%

Conservative ETF Portfolio

Members Life Insurance Company	59%
Pruco Life Insurance Company	27%

Growth ETF Portfolio

Pruco Life Insurance Company	83%

Moderate Growth ETF Portfolio

Pruco Life Insurance Company	62%

The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Represents aggregate cost for federal tax purposes for the TOPS Portfolios as of December 31, 2020 and differs from market value by net unrealized appreciation/depreciation which consisted of:

		Gross	Gross
		Unrealized	Unrealized	Total Unrealized
Fund	Aggregate Cost	Appreciation	Depreciation	Appreciation
Aggressive ETF Portfolio	$30,973,359	$8,073,353	$(83,600)	$7,989,753
Balanced ETF Portfolio	37,553,916	5,472,275	(350,823)	5,121,452
Conservative ETF Portfolio	17,060,587	1,792,124	(116,820)	1,675,304
Growth ETF Portfolio	44,637,118	10,295,050	(211,623)	10,083,427
Moderate Growth ETF Portfolio	61,644,614	11,299,018	(354,348)	10,944,670

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2020

The tax character of the Portfolios’ distributions paid for the years ended December 31, 2020 and December 31, 2019 was as follows:

For the year ended December 31, 2020:

	Ordinary	Long-Term
	Income	Capital Gains	Total
Aggressive Growth ETF Portfolio	$360,685	$284,569	$645,254
Balanced ETF Portfolio	509,891	11,217	521,108
Conservative ETF Portfolio	292,648	25,437	318,085
Growth ETF Portfolio	670,771	248,360	919,131
Moderate Growth ETF Portfolio	904,804	112,244	1,017,048

For the year ended December 31, 2019:

	Ordinary	Long-Term
	Income	Capital Gains	Total
Aggressive Growth ETF Portfolio	$612,809	$310,444	$923,253
Balanced ETF Portfolio	589,754	256,945	846,699
Conservative ETF Portfolio	349,050	27,841	376,891
Growth ETF Portfolio	982,070	496,972	1,479,042
Moderate Growth ETF Portfolio	1,049,950	331,855	1,381,805

As of December 31, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Aggressive Growth ETF Portfolio	$391,939	$—	$—	$(1,620,556)	$—	$7,989,753	$6,761,136
Balanced ETF Portfolio	523,609	—	—	(407,395)	—	5,121,452	5,237,666
Conservative ETF Portfolio	241,003	—	—	(48,889)	—	1,675,304	1,867,418
Growth ETF Portfolio	624,581	—	—	(1,702,278)	—	10,083,427	9,005,730
Moderate Growth ETF Portfolio	934,009	—	—	(1,604,159)	—	10,944,670	10,274,520

The difference between book basis and tax basis accumulated net realized gains/ losses and unrealized appreciation/ depreciation from investments is primarily attributable to the tax deferral of losses on wash sales.

At December 31, 2020, the Portfolios’ had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
Aggressive Growth ETF Portfolio	$525,376	$1,095,180	$1,620,556	$—
Balanced ETF Portfolio	165,859	241,536	407,395	—
Conservative ETF Portfolio	21,865	27,024	48,889	—
Growth ETF Portfolio	541,470	1,160,808	1,702,278	—
Moderate Growth ETF Portfolio	756,369	847,790	1,604,159	—

7.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Aggressive Growth ETF Portfolio currently seeks to achieve its investment objectives by investing its assets in underlying Funds. As of December 31, 2020, the percentage of the Fund’s net assets invested in the Vanguard S&P 500 ETF was 25.1%. (the “Security”). The Aggressive Growth ETF Portfolio may sell its investments in this Security at any time if the Advisor determines that it is in the best interest of the Aggressive Growth ETF Portfolio and its shareholders to do so.

TOPS® ETF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2020

The performance of the Aggressive Growth ETF Portfolio will be directly affected by the performance of this investment. The annual report of the Security, along with the report of the independent registered public accounting firm is included in the respective Security’s N-CSR’s available at “www.sec.gov”.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Deloitte & Touche LLP 695 Town Center Drive Suite 1000 Costa Mesa, CA 92626 USA Tel: 714 436 7100 Fax: 714 436 7200

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the shareholders and Board of Trustees of Northern Lights Variable Trust

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of TOPS Aggressive Growth ETF Portfolio, TOPS Balanced ETF Portfolio, TOPS Conservative ETF Portfolio, TOPS Growth ETF Portfolio, and TOPS Moderate Growth ETF Portfolio, each a portfolio constituting the Northern Lights Variable Trust (the “Portfolios”), as of December 31, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolios as of December 31, 2020, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for each of the two years in the period ended December 31, 2017 were audited by other auditors whose report, dated February 16, 2018, expressed an unqualified opinion on those statements.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolios are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolios’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

Costa Mesa, California

February 19, 2021

We have served as the auditor of one or more TOPS Portfolios investment companies since 2019.

TOPS Aggressive, TOPS Balanced, TOPS Conservative, TOPS Growth, and TOPS Moderate (“TOPS Non-Risk Managed Portfolios”) and TOPS Risk Balanced, TOPS Risk Growth, TOPS Risk ETF, and TOPS Risk Flex (“TOPS Risk Managed Portfolios”)

ValMark Advisors, Inc. - Adviser to the Tops Portfolios *

In connection with the regular meeting held on November 17-18, 2020 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Variable Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the re-approval of an investment advisory agreement (the “Advisory Agreement”) between ValMark Advisers, Inc (the “Adviser”) and the Trust, with respect to the TOPS Portfolios (the “Fund” or “Funds”). In considering the re-approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services.

The Trustees noted that ValMark had approximately $5.6 billion in assets under management providing a full array of financial planning, consulting, investment advisory and risk management services to insurance companies and investment companies. The Trustees reviewed the background information of the key investment professionals servicing the Portfolios and noted their satisfaction with the team’s educational background and the investment team’s financial industry experience. The Trustees reviewed ValMark’s investment process, including its research and due-diligence process, with respect to each Portfolio. The Trustees reviewed the Adviser’s process for overseeing the Sub-Adviser in executing trades for all of the TOPS Portfolios and applying its customized risk overlay strategy to the TOPS Risk Managed Portfolios. The Trustees noted that the Adviser expressed its satisfaction with the Sub-Adviser. The Trustees noted that ValMark had a robust operation with dedicated professionals providing research, compliance, operations, and sub-adviser oversight. After further discussion, the Trustees agreed that Valark had the resources necessary to continue to provide quality service to each of the TOPS Portfolios for the benefit of its shareholders.

Performance.

TOPS Aggressive. The Trustees noted the Portfolio’s objective of providing capital appreciation and observed that the Portfolio had approximately $25 million in assets at the period ended July 31, 2020. The Trustees acknowledged that the Portfolio underperformed the Morningstar category and peer group median as well as the benchmark for the one-year, three-year and since inception periods. The Trustees noted that the Adviser attributed underperformance to the Portfolio’s higher exposure to value equities and lower exposure to growth equities. The Trustees discussed the Portfolio’s performance relative to the Morningstar category and noted that the Portfolio ranked in the 2nd quartile for the five-year period. After further discussion, the Trustees concluded that the adviser was managing the Portfolio in accordance with its stated objective.

TOPS Balanced. The Trustees noted the Portfolio’s objective of providing income and capital appreciation. The Trustees noted that the Portfolio received a three-star Morningstar rating and had approximately $33 million in assets at the period ended July 31, 2020. The Trustees noted that the Portfolio underperformed its peer group median and Morningstar category median over all periods. The Trustees noted that the Portfolio’s holdings of international and value stocks contributed to its underperformance. The Trustees acknowledged that the Portfolio performed as designed and disclosed in its prospectus.

TOPS Conservative. The Trustees noted the Portfolio’s objective of preservation of capital and moderate income and moderate capital appreciation and its investment strategy. The Trustees noted that the Portfolio had received a three-star Morningstar rating and had approximately $16 million in assets at the period ended July 31, 2020. The Trustees discussed the Portfolio’s performance compared to similar accounts managed by the Adviser. The Trustees acknowledged that the Portfolio underperformed its peer group, Morningstar category and benchmark average for the one-year, three-year, five-year, and since inception periods. The Trustees discussed the Adviser’s rationale for the Portfolio’s relative underperformance being caused in part by the Portfolio’s approach to shorten duration given the low interest rate environment. They concluded that the Portfolio was accomplishing its objective and that the Adviser was implementing the strategy as expected.

TOPS Growth. The Trustees reviewed the Portfolio’s objective and strategy noting it had received a three-star Morningstar rating. The Trustees considered the Portfolio’s performance compared to similar accounts managed by the Adviser. The Trustees noted that the Portfolio underperformed its Morningstar category and peer group medians for the one-year period and three-year periods. They further noted that the Portfolio outperformed its Morningstar category and peer group medians for the five-year and since inception periods. The Trustees considered the Portfolio’s underperformance over the one-year and three-year periods, noting that the Portfolio held international and value stocks, while the markets favored growth stocks. The Trustees agreed that the Portfolio had consistent positive performance.

TOPS Moderate. The Trustees reviewed the Portfolio’s investment objective and strategy. The Trustees noted that the Portfolio underperformed its benchmark, Morningstar category and peer group medians for the one-year, three-year and since inception periods. The Trustees considered the Portfolio’s performance compared to similar accounts managed by the Adviser. They commented that the performance of the Portfolio’s risk metrics were the result of the portfolio’s holdings of international, small and mid-capitalization companies, and value stocks. They acknowledged that despite the Portfolio’s underperformance, the Portfolio generated capital appreciation in line with its objective.

TOPS Risk Balanced. The Trustees reviewed the Portfolio’s objective, noting that the Portfolio sought to provide income and capital appreciation with less volatility than fixed income and equity markets as a whole. They further noted that the Portfolio received a two-star Morningstar rating. The Trustees noted that the Portfolio’s sub-adviser employed a hedging strategy designed to decrease the Portfolio’s volatility however, the hedging strategy negatively impacted the Portfolio’s rate of return. The Trustees acknowledged that the Portfolio performed as designed and could be suitable for risk adverse shareholders.

TOPS Risk Flex. The Trustees reviewed the Portfolio’s objective, noting that the Portfolio seeks income and capital appreciation with less volatility than fixed income and equity markets as a whole. They further noted that the Portfolio received a two-star Morningstar rating. The Trustees noted that the Portfolio underperformed its Morningstar category, peer group, and benchmark for all periods. They considered the Portfolio’s Sharpe and Sortino ratios, noting that both ratios were generally in the bottom quartile when compared to the Portfolio’s Morningstar category and peer group. They commented that the Portfolio’s one-year-standard deviation was in the second quartile, an improvement from the previous year’s ranking due to the Portfolio’s reduction in equity exposure as a result of the pandemic. The Trustees concluded that despite underperformance, the Portfolio operated in-line with its objective.

TOPS Risk Growth. The Trustees considered the Portfolio’s objective, noting that the Portfolio seeks to provide capital appreciation with less volatility than equity markets. They acknowledged that the Portfolio received a two-star Morningstar rating. The Trustees considered the Portfolio’s performance, noting that it underperformed its Morningstar category, peer group, and benchmark for all periods. They acknowledged that the Portfolio’s hedging strategy contributed to the Portfolio’s underperformance, noting that the hedging strategy was designed for sustained declining markets. The Trustees considered the Portfolio’s risk metrics and acknowledged that the Portfolio’s Sharpe and Sortino ratios were consistently in the bottom quartile, and Standard Deviation in the top quartile, when compared to the Portfolio’s Morningstar category for all periods. The Trustees agreed that despite the Portfolio’s current performance, the Portfolio was designed for risk adverse shareholder’s and could provide value during periods of sustained declining markets.

TOPS Risk ETF. The Trustees acknowledged the Portfolio’s objective, noting that the Portfolio seeks to provide capital appreciation with lower volatility than equity markets. They further noted that the Portfolio received a two-star Morningstar rating. The Trustees noted that the hedging strategy performed as expected, noting that it lowered the Portfolio’s standard deviation. The Trustees considered the impact of the Portfolio’s hedging strategy on the Portfolio’s risk metrics and acknowledged that it resulted in 4th quartile Sharpe and Sortino ratios for all periods presented. The Trustees considered the Advisers explanation for the Portfolio’s performance and agreed that the Portfolio performed as designed.

Fees and Expenses.

TOPS Non-Risk Managed Portfolios. The Trustees reviewed the advisory fee charged to each of the TOPS Non-Risk Managed Portfolios, noting that the Adviser charged 0.10% for advisory services to each Portfolio. They compared the net expense ratio and advisory fee of each to its respective Morningstar category and peer group. They considered the fees by paid by the Adviser to the sub-adviser for execution services. The Trustees concluded that the advisory fee for each of the TOPS Non-Risk Managed Portfolios was not unreasonable.

TOPS Risk Managed Portfolios. The Trustees reviewed the advisory fee charged to each of the TOPS Risk Managed Portfolios, noting that the Adviser charged 0.30% for the advisory services rendered to each Portfolio. They compared the net expense ratio and advisory fee of each TOPS Risk Managed Portfolio to its respective Morningstar category and peer group, acknowledging that each Portfolio had a higher net expense ratio but that the advisory fee and net expenses were more in line with the peer groups, and the advisory fee was competitive. The Trustees concluded that the advisory fee for each of the TOPS Risk Managed Portfolios was not unreasonable.

Profitability.

TOPS Non-Risk Managed Portfolios. The Trustees reviewed the profitability analysis provided by the Adviser in connection with the services provided to each Portfolio. They acknowledged that the Adviser indicated that it suffered a loss in connection with its relationship with each Portfolio. After further discussion, the Trustees concluded that excessive profitability was not a concern at this time for any TOPS Non-Risk Managed Portfolio.

TOPS Risk Managed Portfolios. The Trustees reviewed the profitability analysis provided by the Adviser in connection with the services provided to each Portfolio. They noted that the Adviser indicated that it received a profit in connection with its relationship to TOPS Risk Balanced, TOPS Risk Growth, and TOPS Risk ETF. They further noted that the Adviser indicated that it suffered a loss in connection with its relationship with TOPS Risk Flex and TOPS Moderate. The Trustees noted that the amount of profits for each applicable Portfolio was reasonable in terms of actual dollars and percentage of revenue. After further discussion, the Trustees concluded that the Adviser was not realizing an excessive profit from each of the advisory fees paid for the services provided to any of the TOPS Risk Managed Portfolios.

Economies of Scale.

The Trustees considered whether economies of scale had been realized in connection with the Adviser’s advisory services provided to each of the TOPS Portfolios. They reviewed the Adviser’s assertion that it would begin to benefit from economies of scale once each of the TOPS Portfolios assets increased to a certain level. They noted that based on each TOPS Portfolio’s current asset size, the absence of breakpoints was acceptable at this time.

Conclusion.

Having requested and received such information from the Adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of independent counsel, the Trustees concluded that each advisory fee paid by each of the TOPS Portfolios to the Adviser was not unreasonable, and that renewal of the agreement with ValMark was in the best interests of the shareholders of each TOPS Portfolio..

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

Milliman Financial Risk Management, LLC - Sub-Adviser to the TOPS Portfolios*

In connection with the regular meeting held on November 17-18, 2020 of the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of a sub-advisory agreement (the “Sub-Advisory Agreement”) between Milliman Financial Risk Management (the “Sub-Adviser”) and ValMark Advisers, Inc. (“Adviser”), with respect to the TOPS Risk Managed Portfolios. In considering the approval of the Sub-Advisory Agreement, the Board received materials specifically relating to the Sub-Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Sub-Advisory Agreement review process. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Sub-Advisory Agreement.

Nature, Extent and Quality of Service.

The Trustees noted that that Sub-Adviser was founded in 1998 and managed approximately $53.3 billion in assets as of June 30, 2020. They acknowledged that the Sub-Adviser was a global leader in financial risk management to the retirement savings industry. They reviewed the backgrounds and experience of the key personnel responsible for servicing the Funds, noting the varied financial industry experience. The Trustees observed that the Sub-Adviser provided non-discretionary investment advisory trading services to execute trades for the TOPS Non-Risk Managed Portfolios. They also noted that the Sub-Adviser provided research and analysis, marketing and compliance services to implement the managed risk strategy and execute trades to hedge the TOPS Risk Managed Portfolios. They discussed the Sub-Adviser’s investment process, commenting that the firm reviewed the Portfolios to determine the proper hedge instruments to use. The Trustees also discussed the Sub-Adviser’s risk management program, acknowledging that the Sub-Adviser used a variety of risk management tools to monitor and manage TOPS Risk Managed Portfolios investment risk. The Trustees noted that the Sub-Adviser uses modeling software to monitor the portfolios and adhere to the applicable Portfolio’s investment limitations.

Performance.

The Trustees reviewed the performance of the TOPS Risk Managed Portfolios, particularly noting the impact of the Sub-Adviser’s hedging strategy. They acknowledged that the Sub-Adviser’s hedging strategy was designed to decrease the impact of volatility on each of the TOPS Risk Managed Portfolios. They noted that the hedging strategy negatively impacted each Portfolio’s performance, as expected. The Trustees concluded that overall, the Sub-Adviser’s performance was strong.

Fees and Expenses.

The Trustees reviewed the fee arrangement between the adviser and Sub-Adviser with respect to the TOPS Risk Managed Portfolios and the TOPS Non-Risk Managed Portfolios. They noted that the Sub-Adviser received a modest fixed fee for the execution services provided to the TOPS Non-Risk Managed Portfolios. They reviewed the fee split between the adviser and the Sub-Adviser with respect to the TOPS Managed Risk Portfolios, noting that the Sub-Adviser received 0.20% of each TOPS Managed Risk Portfolio’s average daily net assets from the adviser. They considered the fees the Sub-Adviser charged for the TOPS Risk Managed Portfolios compared to other accounts managed by the Sub-Adviser. After further discussion, the Trustees concluded that the sub-advisory fee charged with respect to each TOPS Portfolio was not unreasonable.

Profitability.

The Trustees reviewed the profitability analysis provided by the Sub-Adviser with respect to each of the TOPS Portfolios. They noted that the Sub-Adviser realized profits in terms of actual dollars and percentage of revenue in connection with its relationship with the TOPS Portfolios. They further noted that the Sub-Adviser indicated lower profits with regards to the TOPS Non-Risk Managed Portfolios due to economies of scale and existing fee arrangement. The Trustees concluded that excessive profitability was not a concern at this time.

Economies of Scale.

The Trustees considered whether economies of scale had been achieved by the Sub-Adviser with respect to the management of the TOPS Portfolios. The Trustees agreed that, with respect to the execution services provided to the TOPS Non-Risk Managed Portfolios, the fees were so modest that the Portfolios were already realizing certain economies. With respect to the TOPS Risk Managed Portfolios, the Trustees concluded that the current fee levels appeared to reflect the sharing of Sub-Adviser efficiencies.

Conclusion.

Having requested and received such information from the Sub-Adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the sub-advisory agreement, and as assisted by the advice of independent counsel, the Trustees agreed that each sub-advisory fee was not unreasonable and renewal of the sub-advisory agreement with Milliman was in the best interest of each TOPS Portfolio and its respective shareholders.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

TOPS® ETF Portfolios
EXPENSE EXAMPLES (Unaudited)
December 31, 2020

As a shareholder of the Portfolios, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2020 through December 31, 2020.

Actual Expenses

The “Actual” columns in the tables below provide information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” columns in the tables below provide information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, or other expenses charged by your insurance contract or separate account. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
					(5% return before
			Actual		expenses)
	Portfolio’s		Ending	Expenses	Ending	Expenses
	Annualized	Beginning	Account	Paid	Account	Paid
	Expense	Account Value	Value	During	Value	During
Class 1	Ratio	7-1-20	12-31-20	Period*	12-31-20	Period*
Aggressive Growth ETF Portfolio	0.23%	$1,000.00	$1,249.40	$1.30	$1,023.98	$1.17
Balanced ETF Portfolio	0.22%	$1,000.00	$1,129.90	$1.20	$1,024.01	$1.14
Conservative ETF Portfolio	0.25%	$1,000.00	$1,082.00	$1.31	$1,023.88	$1.27
Growth ETF Portfolio	0.22%	$1,000.00	$1,216.10	$1.23	$1,024.03	$1.12
Moderate Growth ETF Portfolio	0.21%	$1,000.00	$1,168.90	$1.17	$1,024.06	$1.09

TOPS® ETF Portfolios
EXPENSE EXAMPLES (Unaudited) (Continued)
December 31, 2020

					Hypothetical
					(5% return before
			Actual		expenses)
	Portfolio’s		Ending	Expenses	Ending	Expenses
	Annualized	Beginning	Account	Paid	Account	Paid
	Expense	Account Value	Value	During	Value	During
Class 2	Ratio	7-1-20	12-31-20	Period*	12-31-20	Period*
Aggressive Growth ETF Portfolio	0.48%	$1,000.00	$1,247.30	$2.71	$1,022.73	$2.43
Balanced ETF Portfolio	0.47%	$1,000.00	$1,128.40	$2.53	$1,022.75	$2.41
Conservative ETF Portfolio	0.50%	$1,000.00	$1,081.10	$2.62	$1,022.62	$2.54
Growth ETF Portfolio	0.47%	$1,000.00	$1,215.40	$2.62	$1,022.78	$2.39
Moderate Growth ETF Portfolio	0.46%	$1,000.00	$1,167.90	$2.52	$1,022.81	$2.36

					Hypothetical
					(5% return before
			Actual		expenses)
	Portfolio’s		Ending	Expenses	Ending	Expenses
	Annualized	Beginning	Account	Paid	Account	Paid
	Expense	Account Value	Value	During	Value	During
Investor Class	Ratio	7-1-20	12-31-20	Period*	12-31-20	Period*
Aggressive Growth ETF Portfolio	0.73%	$1,000.00	$1,245.80	$4.11	$1,021.47	$3.70
Balanced ETF Portfolio	0.72%	$1,000.00	$1,127.70	$3.88	$1,021.49	$3.68
Conservative ETF Portfolio	0.75%	$1,000.00	$1,079.70	$3.92	$1,021.37	$3.81
Growth ETF Portfolio	0.72%	$1,000.00	$1,212.80	$4.02	$1,021.51	$3.67
Moderate Growth ETF Portfolio	0.71%	$1,000.00	$1,165.20	$3.88	$1,021.55	$3.62

					Hypothetical
					(5% return before
			Actual		expenses)
	Portfolio’s		Ending	Expenses	Ending	Expenses
	Annualized	Beginning	Account	Paid	Account	Paid
	Expense	Account Value	Value	During	Value	During
Service Class	Ratio	7-1-20	12-31-20	Period*	12-31-20	Period*
Aggressive Growth ETF Portfolio	0.53%	$1,000.00	$1,247.30	$2.99	$1,022.47	$2.69
Balanced ETF Portfolio	0.52%	$1,000.00	$1,128.40	$2.78	$1,022.52	$2.64
Conservative ETF Portfolio	0.55%	$1,000.00	$1,081.10	$2.88	$1,022.37	$2.80
Growth ETF Portfolio	0.52%	$1,000.00	$1,215.40	$2.90	$1,022.52	$2.65
Moderate Growth ETF Portfolio	0.51%	$1,000.00	$1,166.70	$2.80	$1,022.55	$2.61

*	Expenses are equal to the average account value over the period, multiplied by each Portfolio’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (366).

TOPS® ETF Portfolios
SUPPLEMENTAL INFORMATION (Unaudited)
December 31, 2020

LIQUIDITY RISK MANAGEMENT PROGRAM

The Portfolios have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Portfolios’ liquidity risk, taking into consideration, among other factors, each respective Portfolio’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the fiscal year ended December 31, 2020, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Portfolios’ investments and determined that the Portfolios held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Portfolios’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Portfolios’ liquidity risk management program has been effectively implemented.

TOPS® ETF Portfolios
SUPPLEMENTAL INFORMATION (Unaudited)
December 31, 2020

The Trustees and the executive officers of the Trust are listed below with their present positions with the Trust and principal occupations over at least the last five years. The business address of each Trustee and Officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246. All correspondence to the Trustees and Officers should be directed to c/o Gemini Fund Services, LLC, P.O. Box 541150, Omaha, Nebraska 68154.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Mark Garbin Born in 1951	Trustee Since 2013	Managing Principal, Coherent Capital Management LLC (since 2007).	9	Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Two Roads Shared Trust (since 2012); Forethought Variable Insurance Trust (since 2013); Northern Lights Variable Trust (since 2013); OHA Mortgage Strategies Fund (offshore), Ltd. (2014-2017); and Altegris KKR Commitments Master Fund (since 2014); and Carlyle Tactical Private Credit Fund (since March 2018).
Mark D. Gersten Born in 1950	Trustee Since 2013	Independent Consultant (since 2012).	9	Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Northern Lights Variable Trust (since 2013); Two Roads Shared Trust (since 2012); Altegris KKR Commitments Master Fund (since 2014); previously, Ramius Archview Credit and Distressed Fund (2015-2017); and Schroder Global Series Trust (2012 to 2017).
Anthony J. Hertl Born in 1950	Trustee Since 2005; Chairman of the Board since 2013	Retired, previously held several positions in a major Wall Street firm including Capital Markets Controller, Director of Global Taxation, and CFO of the Specialty Finance Group.	9	Northern Lights Fund Trust (for series not affiliated with the Funds since 2005); Northern Lights Variable Trust (since 2006); Alternative Strategies Fund (since 2010); Satuit Capital Management Trust (2007-2019).
Gary W. Lanzen Born in 1954	Trustee Since 2005	Retired (since 2012). Formerly, Founder, President, and Chief Investment Officer, Orizon Investment Counsel, Inc. (2000-2012).	9	Northern Lights Fund Trust (for series not affiliated with the Funds since 2005) Northern Lights Variable Trust (since 2006); AdvisorOne Funds (since 2003); Alternative Strategies Fund (since 2010); and previously, CLA Strategic Allocation Fund (2014-2015).
John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	9	Northern Lights Fund Trust (for series not affiliated with the Funds since 2011); Northern Lights Fund Trust III (since February 2012); Alternative Strategies Fund (since 2012) and Northern Lights Variable Trust (since 2011).
Mark H. Taylor Born in 1964	Trustee Since 2007; Chairman of the Audit Committee since 2013	Director, Lynn Pippenger School of Accountancy Muma College of Business, University of South Florida, Tampa FL (since 2019); Chair, Department of Accountancy and Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (2009-2019); Vice President-Finance, American Accounting Association (2017-2020); President, Auditing Section of the American Accounting Association (2012-15). AICPA Auditing Standards Board Member (2009-2012).	9	Northern Lights Fund Trust (for series not affiliated with the Funds since 2007); Alternative Strategies Fund (since 2010); Northern Lights Fund Trust III (since 2012); and Northern Lights Variable Trust (since 2007).

12/31/20-NLVT-v2

TOPS® ETF Portfolios
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
December 31, 2020

Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Kevin E. Wolf Born in 1969	President Since June 2017	Vice President, The Ultimus Group, LLC and Executive Vice President, Gemini Fund Services, LLC (since 2019); President, Gemini Fund Services, LLC (2012-2019) Treasurer of the Trust (2006-June 2017); Director of Fund Administration, Gemini Fund Services, LLC (2006-2012); and Vice-President, Blu Giant, LLC, (2004-2013).	N/A	N/A
Richard Malinowski Born in 1983	Vice President Since March 2018	Senior Vice President (since 2017); Vice President and Counsel (2016-2017) and Assistant Vice President, Gemini Fund Services, LLC (2012-2016).	N/A	N/A
James Colantino Born in 1969	Treasurer Since June 2017	Assistant Treasurer of the Trust (2006-June 2017); Senior Vice President-Fund Administration, Gemini Fund Services, LLC (since 2012).	N/A	N/A
Stephanie Shearer Born in 1979	Secretary Since February 2017	Assistant Secretary of the Trust (2012-February 2017); Manager of Legal Administration, Gemini Fund Services, LLC (since 2018); Senior Paralegal, Gemini Fund Services, LLC (from 2013-2018); Paralegal, Gemini Fund Services, LLC (2010-2013).	N/A	N/A
Michael J. Nanosky Born in 1966	Chief Compliance Officer Since January 2021	Chief Compliance Officer, of the Trust (since January 2021); Vice President-Senior Compliance Officer, Ultimus Fund Solutions (since 2020); Vice President, Chief Compliance Officer for Williamsburg Investment Trust (2020-current); Senior Vice President-Chief Compliance Officer, PNC Funds (2014-2019).	N/A	N/A

*	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

**	As of December 31, 2020, the Trust was comprised of 15 active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Portfolios managed by the Adviser. The Portfolios do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

The Portfolios’ Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-572-5945.

12/31/20-NLVT-v2

PRIVACY NOTICE

Northern Lights Variable Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS VARIABLE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Variable Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Variable Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Variable Trust

What we do:
How does Northern Lights Variable Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Variable Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Variable Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Variable Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Variable Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Portfolios voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolios use to determine how to vote proxies is available without charge, upon request, by calling 1-855-572-5945 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Portfolio files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available on the SEC’s website at www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-855-572-5945.

INVESTMENT ADVISOR
ValMark Advisers, Inc.
130 Springside Drive
Akron, OH 44333

INVESTMENT SUB-ADVISOR
Milliman Financial Risk Management, LLC
71 S. Wacker Drive, 31st Floor
Chicago, IL 60606

ADMINISTRATOR
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii  The Registrant’s board of trustees has determined that Mark H. Taylor is an audit committee financial experts, as defined in Item 3 of Form N-CSR.  Mr. Taylor are independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

FYE 2020 - $57,875

FYE 2019 - $56,500

(b)	Audit-Related Fees

FYE 2020 - None

FYE 2019 - None

(c)	Tax Fees

FYE 2020 - $16,500

FYE 2019 - $16,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

FYE 2020 - None

FYE 2019 - None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee
	2020	2019
Audit-Related Fees:	0.00%	0.00%
Tax Fees:	0.00%	0.00%
All Other Fees:	0.00%	0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2020 - $57,875

2019 - $56,500

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure Of Securities Lending Activities For Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)	Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 3/8/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 3/8/2021

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 3/8/2021